DIVERSIFIED BOND PORTFOLIO
SCHEDULE OF INVESTMENTS	as of March 31, 2020 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#	Value
Long-Term Investments — 96.8%
Asset-Backed Securities — 24.5%
Automobiles — 0.8%
Ford Credit Floorplan Master Owner Trust,
Series 2018-04, Class A
4.060%	11/15/30	3,300	$ 3,128,617
Hertz Vehicle Financing LP,
Series 2019-02A, Class A, 144A
3.420%	05/25/25	200	191,347
Series 2019-03A, Class A, 144A
2.670%	12/26/25	2,200	1,946,421
OneMain Direct Auto Receivables Trust,
Series 2019-01A, Class A, 144A
3.630%	09/14/27	3,500	3,413,484
Series 2019-01A, Class B, 144A
3.950%	11/14/28	800	761,598
			9,441,467
Collateralized Loan Obligations — 17.4%
Anchorage Capital CLO Ltd. (Cayman Islands),
Series 2019-11A, Class A, 144A, 3 Month LIBOR + 1.390% (Cap N/A, Floor 1.390%)
3.192%(c)	07/22/32	4,000	3,657,231
Anchorage Credit Opportunities CLO Ltd. (Cayman Islands),
Series 2019-01A, Class A1, 144A, 3 Month LIBOR + 1.950% (Cap N/A, Floor 1.950%)
3.691%(c)	01/20/32	3,000	2,857,930
ArrowMark Colorado Holdings (Cayman Islands),
Series 2017-06A, Class A1, 144A, 3 Month LIBOR + 1.280% (Cap N/A, Floor 0.000%)
3.111%(c)	07/15/29	250	238,344
Atlas Senior Loan Fund Ltd. (Cayman Islands),
Series 2014-01A, Class AR2, 144A, 3 Month LIBOR + 1.260% (Cap N/A, Floor 0.000%)
3.103%(c)	07/16/29	500	479,653
Atrium (Cayman Islands),
Series 12A, Class AR, 144A, 3 Month LIBOR + 0.830% (Cap N/A, Floor 0.000%)
2.632%(c)	04/22/27	8,250	8,082,376
Ballyrock CLO Ltd. (Cayman Islands),
Series 2016-01A, Class AR, 144A, 3 Month LIBOR + 1.350% (Cap N/A, Floor 1.350%)
3.181%(c)	10/15/28	2,500	2,426,586
Battalion CLO Ltd.,
Series 2018-12A, Class A1, 144A, 3 Month LIBOR + 1.070% (Cap N/A, Floor 1.070%)
2.762%(c)	05/17/31	3,000	2,729,993
Benefit Street Partners CLO Ltd. (Cayman Islands),
Series 2017-12A, Class A1, 144A, 3 Month LIBOR + 1.250% (Cap N/A, Floor 0.000%)
3.081%(c)	10/15/30	4,500	4,187,583
Series 2019-18A, Class A, 144A, 3 Month LIBOR + 1.340% (Cap N/A, Floor 1.340%)
3.249%(c)	10/15/32	2,500	2,326,550
Brookside Mill CLO Ltd. (Cayman Islands),
Series 2013-01A, Class BR, 144A, 3 Month LIBOR + 1.350% (Cap N/A, Floor 0.000%)
3.186%(c)	01/17/28	2,500	2,175,863
Interest Rate	Maturity Date	Principal Amount (000)#	Value
Asset-Backed Securities (continued)
Collateralized Loan Obligations (cont’d.)
Carlyle US CLO Ltd. (Cayman Islands),
Series 2017-04A, Class A1, 144A, 3 Month LIBOR + 1.180% (Cap N/A, Floor 0.000%)
3.011%(c)	01/15/30	4,000	$ 3,756,509
Catamaran CLO Ltd. (Cayman Islands),
Series 2014-01A, Class A1AR, 144A, 3 Month LIBOR + 1.260% (Cap N/A, Floor 0.000%)
3.062%(c)	04/22/30	7,750	7,176,546
CIFC Funding Ltd. (Cayman Islands),
Series 2013-03RA, Class A1, 144A, 3 Month LIBOR + 0.980% (Cap N/A, Floor 0.980%)
2.781%(c)	04/24/31	1,500	1,383,948
Series 2015-01A, Class ARR, 144A, 3 Month LIBOR + 1.110% (Cap N/A, Floor 1.110%)
2.912%(c)	01/22/31	3,750	3,457,068
Series 2015-03A, Class AR, 144A, 3 Month LIBOR + 0.870% (Cap N/A, Floor 0.000%)
2.689%(c)	04/19/29	5,000	4,747,670
Elevation CLO Ltd. (Cayman Islands),
Series 2014-02A, Class A1R, 144A, 3 Month LIBOR + 1.230% (Cap N/A, Floor 0.000%)
3.061%(c)	10/15/29	7,500	7,125,418
Series 2017-07A, Class A, 144A, 3 Month LIBOR + 1.220% (Cap N/A, Floor 0.000%)
3.051%(c)	07/15/30	5,250	4,922,998
Greenwood Park CLO Ltd. (Cayman Islands),
Series 2018-01A, Class A2, 144A, 3 Month LIBOR + 1.010% (Cap N/A, Floor 0.000%)
2.841%(c)	04/15/31	6,000	5,565,106
Greywolf CLO Ltd. (Cayman Islands),
Series 2018-01A, Class A1, 144A, 3 Month LIBOR + 1.030% (Cap N/A, Floor 0.000%)
2.824%(c)	04/26/31	3,500	3,264,639
Highbridge Loan Management Ltd. (Cayman Islands),
Series 2015-06A, Class A1R, 144A, 3 Month LIBOR + 1.000% (Cap N/A, Floor 0.000%)
2.741%(c)	02/05/31	4,000	3,671,116
HPS Loan Management Ltd. (Cayman Islands),
Series 15A-19, Class A1, 144A, 3 Month LIBOR + 1.320% (Cap N/A, Floor 1.320%)
3.122%(c)	07/22/32	4,000	3,586,011
ICG US CLO Ltd. (Cayman Islands),
Series 2014-03A, Class A1RR, 144A, 3 Month LIBOR + 1.030% (Cap N/A, Floor 0.000%)
2.824%(c)	04/25/31	2,500	2,306,876
Series 2017-02A, Class A1, 144A, 3 Month LIBOR + 1.280% (Cap N/A, Floor 0.000%)
3.086%(c)	10/23/29	1,250	1,178,288
Madison Park Funding Ltd. (Cayman Islands),
Series 2016-21A, Class A1AR, 144A, 3 Month LIBOR + 1.350% (Cap N/A, Floor 1.350%)
3.181%(c)	10/15/32	1,750	1,624,756
Mariner CLO Ltd. (Cayman Islands),
Series 2018-05A, Class A, 144A, 3 Month LIBOR + 1.110% (Cap N/A, Floor 1.110%)
2.904%(c)	04/25/31	5,750	5,280,120
A1

DIVERSIFIED BOND PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2020 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#	Value
Asset-Backed Securities (continued)
Collateralized Loan Obligations (cont’d.)
MidOcean Credit CLO (Cayman Islands),
Series 2014-03A, Class A1R, 144A, 3 Month LIBOR + 1.120% (Cap N/A, Floor 1.120%)
2.939%(c)	04/21/31	9,750	$ 9,079,943
Series 2018-08A, Class A1, 144A, 3 Month LIBOR + 1.150% (Cap N/A, Floor 0.000%)
2.845%(c)	02/20/31	4,000	3,716,680
Mountain View CLO LLC (Cayman Islands),
Series 2017-02A, Class A, 144A, 3 Month LIBOR + 1.210% (Cap N/A, Floor 0.000%)
3.053%(c)	01/16/31	4,000	3,779,556
Mountain View CLO Ltd. (Cayman Islands),
Series 2013-01A, Class AR, 144A, 3 Month LIBOR + 1.250% (Cap N/A, Floor 0.000%)
3.098%(c)	10/12/30	8,000	7,403,334
Series 2015-09A, Class A1R, 144A, 3 Month LIBOR + 1.120% (Cap N/A, Floor 0.000%)
2.951%(c)	07/15/31	6,000	5,469,758
OCP CLO Ltd. (Cayman Islands),
Series 2017-13A, Class A1A, 144A, 3 Month LIBOR + 1.260% (Cap N/A, Floor 0.000%)
3.091%(c)	07/15/30	750	706,782
OZLM Ltd. (Cayman Islands),
Series 2014-09A, Class A1AR, 144A, 3 Month LIBOR + 1.280% (Cap N/A, Floor 1.280%)
3.099%(c)	10/20/31	2,750	2,545,340
Series 2015-11A, Class A1R, 144A, 3 Month LIBOR + 1.250% (Cap N/A, Floor 0.000%)
3.020%(c)	10/30/30	1,250	1,155,973
Series 2019-24A, Class A1A, 144A, 3 Month LIBOR + 1.390% (Cap N/A, Floor 0.000%)
3.209%(c)	07/20/32	4,000	3,659,106
Palmer Square CLO Ltd. (Cayman Islands),
Series 2014-01A, Class A1R2, 144A, 3 Month LIBOR + 1.130% (Cap N/A, Floor 1.130%)
2.966%(c)	01/17/31	4,000	3,768,365
Park Avenue Institutional Advisers CLO Ltd. (Cayman Islands),
Series 2017-01A, Class A1, 144A, 3 Month LIBOR + 1.220% (Cap N/A, Floor 0.000%)
2.924%(c)	11/14/29	3,500	3,341,663
Romark WM-R Ltd. (Cayman Islands),
Series 2018-01A, Class A1, 144A, 3 Month LIBOR + 1.030% (Cap N/A, Floor 0.000%)
2.849%(c)	04/20/31	4,000	3,659,394
Shackleton CLO Ltd. (Cayman Islands),
Series 2014-05RA, Class A, 144A, 3 Month LIBOR + 1.100% (Cap N/A, Floor 0.000%)
2.842%(c)	05/07/31	4,955	4,504,304
Sound Point CLO Ltd. (Cayman Islands),
Series 2013-01A, Class A1R, 144A, 3 Month LIBOR + 1.070% (Cap N/A, Floor 1.070%)
2.864%(c)	01/26/31	3,500	3,213,576
Series 2017-03A, Class A1A, 144A, 3 Month LIBOR + 1.220% (Cap N/A, Floor 0.000%)
3.039%(c)	10/20/30	5,750	5,370,419
Interest Rate	Maturity Date	Principal Amount (000)#	Value
Asset-Backed Securities (continued)
Collateralized Loan Obligations (cont’d.)
Telos CLO Ltd. (Cayman Islands),
Series 2013-04A, Class AR, 144A, 3 Month LIBOR + 1.240% (Cap N/A, Floor 0.000%)
3.076%(c)	01/17/30	3,500	$ 3,282,981
TICP CLO Ltd. (Cayman Islands),
Series 2015-01A, Class BR, 144A, 3 Month LIBOR + 1.300% (Cap N/A, Floor 0.000%)
3.119%(c)	07/20/27	6,000	5,219,490
Series 2017-09A, Class A, 144A, 3 Month LIBOR + 1.140% (Cap N/A, Floor 0.000%)
2.959%(c)	01/20/31	3,000	2,753,971
Trinitas CLO Ltd. (Cayman Islands),
Series 2015-03A, Class BR, 144A, 3 Month LIBOR + 1.400% (Cap N/A, Floor 0.000%)
3.231%(c)	07/15/27	5,000	4,375,084
Series 2017-07A, Class A, 144A, 3 Month LIBOR + 1.210% (Cap N/A, Floor 0.000%)
3.004%(c)	01/25/31	4,000	3,730,078
Series 2017-07A, Class B, 144A, 3 Month LIBOR + 1.600% (Cap N/A, Floor 0.000%)
3.394%(c)	01/25/31	1,500	1,305,905
Venture CLO Ltd. (Cayman Islands),
Series 2015-21A, Class AR, 144A, 3 Month LIBOR + 0.880% (Cap N/A, Floor 0.000%)
2.711%(c)	07/15/27	4,656	4,519,347
Voya CLO Ltd. (Cayman Islands),
Series 2013-01A, Class A1AR, 144A, 3 Month LIBOR + 1.210% (Cap N/A, Floor 0.000%)
3.041%(c)	10/15/30	7,500	7,013,920
Series 2013-02A, Class A1R, 144A, 3 Month LIBOR + 0.970% (Cap N/A, Floor 0.970%)
2.764%(c)	04/25/31	3,000	2,758,799
Wellfleet CLO Ltd. (Cayman Islands),
Series 2017-03A, Class A1, 144A, 3 Month LIBOR + 1.150% (Cap N/A, Floor 1.150%)
2.986%(c)	01/17/31	6,500	6,051,515
Series 2018-02A, Class A1, 144A, 3 Month LIBOR + 1.200% (Cap N/A, Floor 1.200%)
3.019%(c)	10/20/31	2,750	2,511,936
York CLO Ltd. (Cayman Islands),
Series 2015-01A, Class AR, 144A, 3 Month LIBOR + 1.150% (Cap N/A, Floor 0.000%)
2.952%(c)	01/22/31	2,000	1,877,572
Zais CLO Ltd. (Cayman Islands),
Series 2017-01A, Class A1, 144A, 3 Month LIBOR + 1.370% (Cap N/A, Floor 0.000%)
3.201%(c)	07/15/29	1,000	943,187
Series 2018-01A, Class A, 144A, 3 Month LIBOR + 0.950% (Cap N/A, Floor 0.000%)
2.781%(c)	04/15/29	8,500	7,935,835
			203,862,991
Consumer Loans — 1.5%
Lendmark Funding Trust,
Series 2018-02A, Class A, 144A
4.230%	04/20/27	1,400	1,309,933
Series 2019-01A, Class A, 144A
3.000%	12/20/27	2,100	1,838,292

A2

DIVERSIFIED BOND PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2020 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#	Value
Asset-Backed Securities (continued)
Consumer Loans (cont’d.)
Series 2019-02A, Class A, 144A
2.780%	04/20/28	1,000	$ 869,852
Mariner Finance Issuance Trust,
Series 2019-AA, Class A, 144A
2.960%	07/20/32	700	589,840
OneMain Financial Issuance Trust,
Series 2016-01A, Class A, 144A
3.660%	02/20/29	27	26,693
Series 2017-01A, Class B, 144A
2.790%	09/14/32	500	443,759
Series 2017-01A, Class C, 144A
3.350%	09/14/32	500	422,805
Series 2018-01A, Class A, 144A
3.300%	03/14/29	930	927,209
Oportun Funding LLC,
Series 2017-B, Class A, 144A
3.220%	10/10/23	3,000	2,879,823
Series 2018-A, Class A, 144A
3.610%	03/08/24	1,140	1,077,850
Series 2018-B, Class A, 144A
3.910%	07/08/24	1,200	1,129,214
Series 2018-B, Class C, 144A
5.430%	07/08/24	500	471,075
Series 2018-C, Class A, 144A
4.100%	10/08/24	1,400	1,290,652
Series 2018-D, Class A, 144A
4.150%	12/09/24	1,000	923,493
Series 2019-A, Class A, 144A
3.080%	08/08/25	1,400	1,198,267
PNMAC GMSR Issuer Trust,
Series 2018-GT01, Class A, 144A, 1 Month LIBOR + 2.850% (Cap N/A, Floor 2.850%)
3.797%(c)	02/25/23	740	678,706
Series 2018-GT02, Class A, 144A, 1 Month LIBOR + 2.650% (Cap N/A, Floor 0.000%)
3.597%(c)	08/25/25	1,200	1,105,030
			17,182,493
Credit Cards — 0.3%
Citibank Credit Card Issuance Trust,
Series 2018-A07, Class A7
3.960%	10/13/30	2,500	2,920,702
Home Equity Loans — 0.3%
Ameriquest Mortgage Securities, Inc., Asset-Backed Pass-Through Certificates,
Series 2003-AR01, Class M3, 1 Month LIBOR + 4.500% (Cap N/A, Floor 3.000%)
4.107%(c)	01/25/33	1,302	1,182,214
Asset-Backed Securities Corp. Home Equity Loan Trust,
Series 2003-HE03, Class M1, 1 Month LIBOR + 1.245% (Cap N/A, Floor 0.830%)
1.950%(c)	06/15/33	674	612,089
Centex Home Equity Loan Trust,
Series 2004-B, Class AF6
4.686%	03/25/34	129	128,891
Interest Rate	Maturity Date	Principal Amount (000)#	Value
Asset-Backed Securities (continued)
Home Equity Loans (cont’d.)
Floating Rate Mortgage Pass-Through Certificates,
Series 2001-02, Class M3, 1 Month LIBOR + 2.925% (Cap N/A, Floor 1.950%)
3.872%(c)	10/25/31	203	$ 190,559
Merrill Lynch Mortgage Investors Trust,
Series 2004-HE02, Class M1, 1 Month LIBOR + 1.200% (Cap N/A, Floor 0.800%)
2.147%(c)	08/25/35	176	166,729
Morgan Stanley ABS Capital I, Inc. Trust,
Series 2003-HE03, Class M1, 1 Month LIBOR + 1.020% (Cap N/A, Floor 0.680%)
1.967%(c)	10/25/33	291	277,255
Securitized Asset-Backed Receivables LLC Trust,
Series 2004-NC01, Class M1, 1 Month LIBOR + 0.780% (Cap N/A, Floor 0.520%)
1.727%(c)	02/25/34	1,517	1,377,902
			3,935,639
Other — 0.0%
PNMAC FMSR Issuer Trust,
Series 2018-FT01, Class A, 144A, 1 Month LIBOR + 2.350% (Cap N/A, Floor 0.000%)
3.297%(c)	04/25/23	120	106,757
TH MSR Issuer Trust,
Series 2019-FT01, Class A, 144A, 1 Month LIBOR + 2.800% (Cap N/A, Floor 2.800%)
3.747%(c)	06/25/24	140	119,484
			226,241
Residential Mortgage-Backed Securities — 1.6%
Ameriquest Mortgage Securities, Inc., Asset-Backed Pass-Through Certificates,
Series 2004-R08, Class M1, 1 Month LIBOR + 0.960% (Cap N/A, Floor 0.640%)
1.907%(c)	09/25/34	9	9,534
Argent Securities, Inc. Asset-Backed Pass-Through Certificates,
Series 2004-W010, Class A2, 1 Month LIBOR + 0.780% (Cap N/A, Floor 0.390%)
1.727%(c)	10/25/34	962	882,475
Credit Suisse Mortgage Trust,
Series 2018-RPL08, Class A1, 144A
4.125%(cc)	07/25/58	1,259	1,156,970
Legacy Mortgage Asset Trust,
Series 2019-GS01, Class A1, 144A
4.000%	01/25/59	885	798,028
Series 2019-GS02, Class A1, 144A
3.750%	01/25/59	942	846,207
Series 2019-GS03, Class A1, 144A
3.750%	04/25/59	448	438,030
Series 2019-GS04, Class A1, 144A
3.438%	05/25/59	1,455	1,468,092
Series 2019-SL01, Class A, 144A
4.000%(cc)	12/28/54	547	546,443
Merrill Lynch Mortgage Investors Trust,
Series 2004-OPT01, Class A1A, 1 Month LIBOR + 0.520% (Cap N/A, Floor 0.260%)
1.467%(c)	06/25/35	525	503,053

A3

DIVERSIFIED BOND PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2020 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#		Value
Asset-Backed Securities (continued)
Residential Mortgage-Backed Securities (cont’d.)
Structured Asset Investment Loan Trust,
Series 2004-07, Class A8, 1 Month LIBOR + 1.200% (Cap N/A, Floor 0.600%)
2.147%(c)	08/25/34		1,400	$ 1,222,544
TFS (Spain),
Series 2018-03, Class A1, 1 Month EURIBOR + 2.900%
2.900%(c)	04/16/23	EUR	3,838	4,224,296
Towd Point Mortgage Trust,
Series 2017-04, Class A1, 144A
2.750%(cc)	06/25/57		1,904	1,843,642
Series 2017-06, Class A1, 144A
2.750%(cc)	10/25/57		2,153	2,154,628
Series 2018-02, Class A1, 144A
3.250%(cc)	03/25/58		270	272,810
Series 2018-03, Class A1, 144A
3.750%(cc)	05/25/58		158	157,709
Series 2018-05, Class A1, 144A
3.250%(cc)	07/25/58		490	494,457
Series 2018-06, Class A1A, 144A
3.750%(cc)	03/25/58		1,718	1,763,485
				18,782,403
Student Loans — 2.6%
Earnest Student Loan Program LLC,
Series 2016-D, Class A1, 144A, 1 Month LIBOR + 1.400% (Cap N/A, Floor 1.400%)
2.347%(c)	01/25/41		90	90,095
Laurel Road Prime Student Loan Trust,
Series 2018-A, Class A, 144A
—%(p)	02/25/43		2,980	2,716,835
Series 2018-C, Class A, 144A
—%(p)	08/25/43		2,654	2,716,914
Series 2018-D, Class A, 144A
—%(p)	11/25/43		2,611	2,718,869
Series 2019-A, Class R, 144A
—%(p)	10/25/48		4,712	329,818
SoFi Alternative Trust,
Series 2019-B, Class PT, 144A
—%(p)	12/15/45		6,229	6,466,036
Series 2019-D, Class 1PT, 144A
2.460%(cc)	01/16/46		5,472	5,611,953
Series 2019-F, Class PT1, 144A
1.870%(cc)	02/15/45		4,824	4,753,793
SoFi RR Funding Trust,
Series 2019-01, Class A, 144A, 1 Month LIBOR + 1.250% (Cap N/A, Floor 1.250%)
2.853%(c)	11/29/24		4,629	4,610,124
				30,014,437

Total Asset-Backed Securities (cost $304,063,088)				286,366,373
Bank Loans — 0.5%
Computers — 0.0%
McAfee LLC,
Second Lien Initial Loan, 1 Month LIBOR + 8.500%
9.441%(c)	09/29/25		437	409,062
Interest Rate	Maturity Date	Principal Amount (000)#		Value

Bank Loans (continued)
Foods — 0.1%
Sigma Bidco BV (Netherlands),
Facility B-4 Loan, 1 Month GBP LIBOR + 4.000%
4.618%(c)	07/02/25	GBP	1,550	$ 1,723,103
Healthcare-Products — 0.0%
Avantor Funding, Inc.,
Repriced Euro Term Loan B3 (2020 Euro), 1 Month EURIBOR + 2.500%
2.500%(c)	11/21/24	EUR	157	158,588
Oil & Gas — 0.1%
Chesapeake Energy Corp.,
Class A Term Loan, 1 Month LIBOR + 8.000%
9.000%(c)	05/23/24		1,525	587,125
Pharmaceuticals — 0.1%
Nidda Healthcare Holding GmbH (Germany),
Term Loan F(GBP), 3 Month GBP LIBOR + 4.750%
5.256%(c)	08/21/26	GBP	1,000	1,082,701
Retail — 0.1%
EG America LLC (United Kingdom),
Second Lien Facility (USD), 3 Month LIBOR + 8.000%
9.072%(c)	04/20/26		565	431,886
EG Finco Ltd. (United Kingdom),
Second Lien Term Loan, 6 Month EURIBOR + 7.750%
8.750%(c)	04/20/26^	EUR	374	227,023
				658,909
Telecommunications — 0.1%
Sprint Communications, Inc.,
Initial Term Loan, 1 Month LIBOR + 2.500%
3.500%(c)	02/02/24^		1,247	1,237,436

Total Bank Loans (cost $7,812,193)				5,856,924
Commercial Mortgage-Backed Securities — 14.0%
Banc of America Commercial Mortgage Trust,
Series 2016-UB10, Class A3
2.903%	07/15/49		2,300	2,289,156
BANK,
Series 2017-BNK05, Class A4
3.131%	06/15/60		4,400	4,590,680
Series 2017-BNK06, Class A4
3.254%	07/15/60		920	960,667
Series 2017-BNK08, Class A3
3.229%	11/15/50		1,950	2,056,634
Series 2019-BN18, Class A3
3.325%	05/15/62		1,500	1,591,760
BBCMS Mortgage Trust,
Series 2016-ETC, Class A, 144A
2.937%	08/14/36		1,170	1,090,435
Series 2016-ETC, Class B, 144A
3.189%	08/14/36		510	449,542
Series 2016-ETC, Class C, 144A
3.391%	08/14/36		430	362,866
Series 2016-ETC, Class D, 144A
3.609%(cc)	08/14/36		1,560	1,281,429

A4

DIVERSIFIED BOND PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2020 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Commercial Mortgage-Backed Securities (continued)
Benchmark Mortgage Trust,
Series 2019-B09, Class A4
3.751%	03/15/52	3,400	$ 3,694,156
BX Commercial Mortgage Trust,
Series 2019-XL, Class G, 144A, 1 Month LIBOR + 2.300% (Cap N/A, Floor 2.300%)
3.005%(c)	10/15/36	1,529	1,283,760
Series 2020-BXLP, Class F, 144A, 1 Month LIBOR + 2.000% (Cap N/A, Floor 2.000%)
2.705%(c)	12/15/36	1,500	1,289,748
Cantor Commercial Real Estate Lending,
Series 2019-CF01, Class A5
3.786%	05/15/52	4,000	4,395,010
Series 2019-CF02, Class A3
2.647%	11/15/52	7,700	7,787,781
CD Mortgage Trust,
Series 2017-CD05, Class A3
3.171%	08/15/50	3,500	3,668,989
Citigroup Commercial Mortgage Trust,
Series 2016-GC37, Class A4
3.314%	04/10/49	1,600	1,639,274
CityLine Commercial Mortgage Trust,
Series 2016-CLNE, Class B, 144A
2.778%(cc)	11/10/31	2,400	2,242,234
Series 2016-CLNE, Class C, 144A
2.778%(cc)	11/10/31	900	809,958
Commercial Mortgage Trust,
Series 2014-UBS04, Class A4
3.420%	08/10/47	3,200	3,285,270
Series 2014-UBS05, Class A4
3.838%	09/10/47	3,600	3,768,810
Series 2015-DC01, Class A4
3.078%	02/10/48	5,000	5,070,120
Series 2015-LC21, Class A4
3.708%	07/10/48	820	871,620
Series 2015-PC01, Class A5
3.902%	07/10/50	730	767,121
Series 2016-COR01, Class A3
2.826%	10/10/49	2,500	2,496,669
Series 2017-COR02, Class A2
3.239%	09/10/50	4,500	4,708,998
Credit Suisse Mortgage Capital Certificates,
Series 2019-ICE04, Class E, 144A, 1 Month LIBOR + 2.150% (Cap N/A, Floor 2.150%)
2.855%(c)	05/15/36	2,600	2,183,406
CSAIL Commercial Mortgage Trust,
Series 2019-C16, Class A2
3.067%	06/15/52	1,200	1,223,007
DBJPM Mortgage Trust,
Series 2017-C06, Class A4
3.071%	06/10/50	2,800	2,939,347
DBWF Mortgage Trust,
Series 2016-85T, Class D, 144A
3.808%(cc)	12/10/36	1,400	1,174,260
Eleven Madison Mortgage Trust,
Series 2015-11MD, Class C, 144A
3.555%(cc)	09/10/35	3,000	2,683,435
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Commercial Mortgage-Backed Securities (continued)
FHLMC Multifamily Structured Pass-Through Certificates,
Series K008, Class X1, IO
1.456%(cc)	06/25/20	4,244	$ 42
Series K020, Class X1, IO
1.368%(cc)	05/25/22	25,162	608,047
Series K021, Class X1, IO
1.420%(cc)	06/25/22	14,631	373,638
Series K025, Class X1, IO
0.815%(cc)	10/25/22	9,935	174,928
Series K027, Class X1, IO
0.755%(cc)	01/25/23	125,748	2,145,746
Series K044, Class X1, IO
0.738%(cc)	01/25/25	81,173	2,282,606
Series K053, Class X1, IO
0.888%(cc)	12/25/25	88,151	3,782,182
Series K055, Class X1, IO
1.364%(cc)	03/25/26	13,707	943,419
GS Mortgage Securities Trust,
Series 2015-GC30, Class A3
3.119%	05/10/50	3,025	3,068,741
Series 2017-GS06, Class A2
3.164%	05/10/50	3,400	3,404,404
Series 2019-GC38, Class A3
3.703%	02/10/52	5,800	6,148,814
IMT Trust,
Series 2017-APTS, Class AFX, 144A
3.478%	06/15/34	310	305,201
JPMDB Commercial Mortgage Securities Trust,
Series 2016-C02, Class A3A
2.881%	06/15/49	1,070	1,103,842
Series 2017-C05, Class A4
3.414%	03/15/50	1,975	2,098,427
Series 2017-C07, Class A4
3.147%	10/15/50	3,600	3,760,832
JPMorgan Chase Commercial Mortgage Securities Corp.,
Series 2018-AON, Class E, 144A
4.613%(cc)	07/05/31	5,875	5,391,386
JPMorgan Chase Commercial Mortgage Securities Trust,
Series 2016-JP02, Class A3
2.559%	08/15/49	2,900	2,789,713
KKR Industrial Portfolio Trust,
Series 2020-AIP, Class E, 144A, 1 Month LIBOR + 2.626% (Cap N/A, Floor 2.626%)
3.626%(c)	03/15/37	800	620,925
Morgan Stanley Bank of America Merrill Lynch Trust,
Series 2012-C05, Class XA, IO, 144A
1.427%(cc)	08/15/45	35,344	895,866
Series 2013-C08, Class A3
2.863%	12/15/48	1,531	1,533,681
Series 2013-C10, Class A3
3.968%(cc)	07/15/46	4,340	4,548,269
Series 2016-C30, Class A5
2.860%	09/15/49	2,000	1,996,785
Morgan Stanley Capital I Trust,
Series 2017-H01, Class A4
3.259%	06/15/50	2,750	2,824,330

A5

DIVERSIFIED BOND PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2020 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Commercial Mortgage-Backed Securities (continued)
Series 2017-HR02, Class A3
3.330%	12/15/50	5,500	$ 5,861,372
Series 2019-L03, Class A3
2.874%	11/15/52	1,200	1,232,733
Series 2019-MEAD, Class E, 144A
3.177%	11/10/36	575	422,607
Shops at Crystals Trust,
Series 2016-CSTL, Class A, 144A
3.126%	07/05/36	140	131,804
UBS Commercial Mortgage Trust,
Series 2017-C02, Class A3
3.225%	08/15/50	4,400	4,485,466
Series 2017-C07, Class A3
3.418%	12/15/50	5,600	5,784,512
Series 2018-C10, Class A3
4.048%	05/15/51	2,200	2,383,713
Series 2019-C17, Class A3
2.669%	10/15/52	2,000	2,035,704
Series 2019-C17, Class ASB
2.866%	10/15/52	600	616,904
UBS-Barclays Commercial Mortgage Trust,
Series 2013-C05, Class A3
2.920%	03/10/46	1,391	1,400,464
Wells Fargo Commercial Mortgage Trust,
Series 2014-LC16, Class A4
3.548%	08/15/50	4,300	4,415,530
Series 2016-C032, Class A3
3.294%	01/15/59	2,250	2,301,057
Series 2016-C34, Class A3
2.834%	06/15/49	2,500	2,529,956
Series 2016-C35, Class A3
2.674%	07/15/48	4,600	4,553,600
Series 2017-C40, Class A3
3.317%	10/15/50	1,370	1,414,846
Series 2019-C54, Class A3
2.892%	12/15/52	1,200	1,224,627

Total Commercial Mortgage-Backed Securities (cost $164,696,291)			164,252,861
Corporate Bonds — 33.5%
Aerospace & Defense — 0.5%
Boeing Co. (The),
Sr. Unsec’d. Notes
3.950%	08/01/59	1,450	1,323,505
Bombardier, Inc. (Canada),
Sr. Unsec’d. Notes, 144A
7.500%	12/01/24	1,600	1,059,694
7.500%	03/15/25	1,525	1,071,486
7.875%	04/15/27	1,825	1,258,351
United Technologies Corp.,
Sr. Unsec’d. Notes
4.125%	11/16/28	1,115	1,232,122
			5,945,158
Interest Rate	Maturity Date	Principal Amount (000)#		Value

Corporate Bonds (continued)
Agriculture — 0.2%
BAT Capital Corp. (United Kingdom),
Gtd. Notes
3.222%	08/15/24		2,810	$ 2,809,037
Airlines — 0.4%
American Airlines 2016-1 Class AA Pass-Through Trust,
Pass-Through Certificates
3.575%	07/15/29		1,529	1,450,320
Continental Airlines 2001-1 Class A-1 Pass-Through Trust,
Pass-Through Certificates
6.703%	12/15/22		—(r )	257
Continental Airlines 2007-1 Class A Pass-Through Trust,
Pass-Through Certificates
5.983%	10/19/23		1,197	1,227,584
Continental Airlines 2010-1 Class A Pass-Through Trust,
Pass-Through Certificates
4.750%	07/12/22		228	229,938
Delta Air Lines 2007-1 Class A Pass-Through Trust,
Pass-Through Certificates
6.821%	02/10/24		736	774,476
United Airlines 2007-1 Class A Pass-Through Trust,
Pass-Through Certificates
6.636%	01/02/24		506	462,760
				4,145,335
Auto Manufacturers — 0.9%
BMW US Capital LLC (Germany),
Gtd. Notes, 144A, 3 Month LIBOR + 0.410%
2.258%(c)	04/12/21		425	418,348
Gtd. Notes, 144A
3.100%	04/12/21(a)		570	564,242
Daimler Finance North America LLC (Germany),
Gtd. Notes, 144A
3.100%	05/04/20		1,030	1,028,525
3.350%	05/04/21		1,715	1,689,419
Ford Motor Co.,
Sr. Unsec’d. Notes
5.291%	12/08/46		290	168,984
Ford Motor Credit Co. LLC,
Sr. Unsec’d. Notes
3.350%	11/01/22		3,800	3,548,564
General Motors Co.,
Sr. Unsec’d. Notes
4.875%	10/02/23		1,350	1,234,580
6.250%	10/02/43		1,455	1,153,847
6.600%	04/01/36		210	182,394
General Motors Financial Co., Inc.,
Gtd. Notes, 3 Month LIBOR + 0.850%
2.728%(c)	04/09/21		610	560,634
Gtd. Notes
3.550%	04/09/21		460	440,029
				10,989,566
Auto Parts & Equipment — 0.4%
Adient Global Holdings Ltd.,
Gtd. Notes, 144A
3.500%	08/15/24	EUR	701	510,186

A6

DIVERSIFIED BOND PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2020 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#		Value

Corporate Bonds (continued)
Auto Parts & Equipment (cont’d.)
Adient US LLC,
Sr. Sec’d. Notes, 144A
7.000%	05/15/26		175	$ 161,991
American Axle & Manufacturing, Inc.,
Gtd. Notes
6.500%	04/01/27(a)		1,225	943,486
6.625%	10/15/22		272	229,141
Cooper-Standard Automotive, Inc.,
Gtd. Notes, 144A
5.625%	11/15/26(a)		1,150	862,593
Dana Financing Luxembourg Sarl,
Gtd. Notes, 144A
5.750%	04/15/25(a)		875	758,783
LKQ Italia Bondco SpA,
Gtd. Notes, 144A
3.875%	04/01/24	EUR	1,275	1,399,074
				4,865,254
Banks — 9.6%
Banco Santander SA (Spain),
Sr. Unsec’d. Notes, 3 Month LIBOR + 1.120%
2.968%(c)	04/12/23		400	387,231
Sr. Unsec’d. Notes
3.848%	04/12/23		600	600,646
Bank of America Corp.,
Jr. Sub. Notes, Series JJ
5.125%(ff)	–(rr)		1,655	1,546,748
Jr. Sub. Notes, Series MM
4.300%(ff)	–(rr)		1,575	1,355,214
Sr. Unsec’d. Notes, GMTN
3.300%	01/11/23		5,870	6,075,008
3.593%(ff)	07/21/28		740	766,440
Sr. Unsec’d. Notes, MTN
3.824%(ff)	01/20/28		3,185	3,334,890
3.974%(ff)	02/07/30		685	737,664
4.078%(ff)	04/23/40		2,340	2,582,791
4.125%	01/22/24		3,750	3,992,147
4.271%(ff)	07/23/29		910	985,907
Sub. Notes, MTN
4.000%	01/22/25		1,117	1,175,339
4.450%	03/03/26		1,735	1,866,014
Barclays PLC (United Kingdom),
Sr. Unsec’d. Notes
3.650%	03/16/25		700	698,223
3.684%	01/10/23		480	483,708
Sr. Unsec’d. Notes, MTN
4.972%(ff)	05/16/29		475	510,200
Sub. Notes
4.836%	05/09/28		720	734,166
BNP Paribas SA (France),
Sr. Unsec’d. Notes, 144A
4.400%	08/14/28		420	451,035
Sr. Unsec’d. Notes, 144A, MTN
3.800%	01/10/24		855	867,247
BPCE SA (France),
Sr. Unsec’d. Notes, 144A, MTN
3.500%	10/23/27		300	298,763
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Corporate Bonds (continued)
Banks (cont’d.)
BPCE SA (France), (cont’d.)
Sub. Notes, 144A, MTN
4.500%	03/15/25	1,120	$ 1,102,505
4.875%	04/01/26	380	376,665
Citibank NA,
Sr. Unsec’d. Notes
3.050%	05/01/20	1,385	1,384,285
Citigroup, Inc.,
Jr. Sub. Notes, Series Q
5.950%(ff)	–(rr)	1,355	1,199,659
Jr. Sub. Notes, Series R
6.125%(ff)	–(rr)	1,085	1,013,312
Jr. Sub. Notes, Series V
4.700%(ff)	–(rr)	350	298,658
Sr. Unsec’d. Notes
2.666%(ff)	01/29/31	1,225	1,186,898
3.200%	10/21/26	3,255	3,370,785
3.887%(ff)	01/10/28	1,710	1,785,673
8.125%	07/15/39	1,060	1,652,444
Sub. Notes
4.450%	09/29/27	2,630	2,738,010
Credit Suisse AG (Switzerland),
Sr. Unsec’d. Notes, MTN
3.625%	09/09/24	1,050	1,097,771
Deutsche Bank AG (Germany),
Sr. Unsec’d. Notes, 3 Month LIBOR + 1.290%
3.041%(c)	02/04/21	1,025	1,013,743
Sr. Unsec’d. Notes
4.250%	02/04/21	950	914,085
Sr. Unsec’d. Notes, GMTN
3.375%	05/12/21	900	868,583
Sr. Unsec’d. Notes, MTN
3.700%	05/30/24	159	146,383
Sr. Unsec’d. Notes, Series D
5.000%	02/14/22	1,350	1,330,763
Discover Bank,
Sr. Unsec’d. Notes
3.450%	07/27/26	280	274,103
4.250%	03/13/26	1,150	1,126,715
Sub. Notes
7.000%	04/15/20	2,005	2,006,641
Goldman Sachs Group, Inc. (The),
Jr. Sub. Notes, Series M
5.375%(ff)	–(rr)	1,950	1,740,351
Sr. Unsec’d. Notes
3.272%(ff)	09/29/25	4,063	4,095,554
3.750%	02/25/26	125	130,199
3.814%(ff)	04/23/29	1,060	1,095,809
3.850%	01/26/27	1,765	1,805,204
5.750%	01/24/22	4,200	4,456,303
Sr. Unsec’d. Notes, Series D, MTN
6.000%	06/15/20	2,420	2,434,342
HSBC Holdings PLC (United Kingdom),
Sr. Unsec’d. Notes, 3 Month LIBOR + 0.600%
2.292%(c)	05/18/21	1,785	1,753,563
Sr. Unsec’d. Notes
4.583%(ff)	06/19/29	1,000	1,056,106

A7

DIVERSIFIED BOND PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2020 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Corporate Bonds (continued)
Banks (cont’d.)
JPMorgan Chase & Co.,
Jr. Sub. Notes, Series HH
4.600%(ff)	–(a)(rr)	400	$ 352,182
Jr. Sub. Notes, Series I, 3 Month LIBOR + 3.470%
5.240%(c)	–(rr)	2,998	2,688,971
Jr. Sub. Notes, Series II
4.000%(ff)	–(a)(rr)	1,350	1,154,687
Jr. Sub. Notes, Series X
6.100%(ff)	–(rr)	1,450	1,419,924
Sr. Unsec’d. Notes
2.950%	10/01/26	1,740	1,790,669
3.200%	01/25/23(a)	470	485,436
3.200%	06/15/26	3,020	3,132,211
3.509%(ff)	01/23/29	1,435	1,492,676
3.782%(ff)	02/01/28	965	1,028,080
3.964%(ff)	11/15/48	985	1,139,971
4.005%(ff)	04/23/29	1,200	1,296,411
4.250%	10/15/20	600	607,421
Sub. Notes
4.250%	10/01/27	420	454,938
KeyCorp,
Sr. Unsec’d. Notes, MTN
5.100%	03/24/21	1,155	1,184,465
Morgan Stanley,
Jr. Sub. Notes, Series H, 3 Month LIBOR + 3.610%
5.441%(c)	–(rr)	975	856,848
Sr. Unsec’d. Notes
4.375%	01/22/47(a)	895	1,090,235
Sr. Unsec’d. Notes, GMTN
3.125%	01/23/23	1,190	1,216,385
3.750%	02/25/23	395	411,516
3.772%(ff)	01/24/29	1,875	1,976,634
4.431%(ff)	01/23/30	1,340	1,484,919
Sr. Unsec’d. Notes, MTN
3.125%	07/27/26	2,725	2,812,671
Sub. Notes, GMTN
4.350%	09/08/26	750	803,276
PNC Financial Services Group, Inc. (The),
Sub. Notes
3.900%	04/29/24	975	1,021,736
Santander UK Group Holdings PLC (United Kingdom),
Sr. Unsec’d. Notes
2.875%	10/16/20	1,550	1,546,264
Truist Financial Corp.,
Jr. Sub. Notes, Series N
4.800%(ff)	–(rr)	960	793,649
UBS Group AG (Switzerland),
Sr. Unsec’d. Notes, 144A
2.859%(ff)	08/15/23	1,100	1,089,136
3.491%	05/23/23	2,970	2,996,945
Wells Fargo & Co.,
Sr. Unsec’d. Notes, MTN
2.572%(ff)	02/11/31	3,500	3,354,160
			112,586,909
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Corporate Bonds (continued)
Beverages — 0.4%
Anheuser-Busch Cos. LLC/Anheuser-Busch InBev Worldwide, Inc. (Belgium),
Gtd. Notes
4.900%	02/01/46	1,880	$ 2,070,974
Anheuser-Busch InBev Worldwide, Inc. (Belgium),
Gtd. Notes
5.550%	01/23/49	1,440	1,692,547
Keurig Dr. Pepper, Inc.,
Gtd. Notes
3.551%	05/25/21	970	980,749
			4,744,270
Building Materials — 0.3%
Masonite International Corp.,
Gtd. Notes, 144A
5.375%	02/01/28	525	516,545
Standard Industries, Inc.,
Sr. Unsec’d. Notes, 144A
5.375%	11/15/24	2,550	2,475,755
U.S. Concrete, Inc.,
Gtd. Notes
6.375%	06/01/24(a)	600	540,773
			3,533,073
Chemicals — 1.3%
Ashland LLC,
Gtd. Notes
6.875%	05/15/43	1,400	1,426,771
CF Industries, Inc.,
Gtd. Notes
4.950%	06/01/43(a)	675	639,281
5.375%	03/15/44	700	666,130
Chemours Co. (The),
Gtd. Notes
7.000%	05/15/25(a)	1,000	831,621
DuPont de Nemours, Inc.,
Sr. Unsec’d. Notes
3.766%	11/15/20	490	491,417
LyondellBasell Industries NV,
Sr. Unsec’d. Notes
6.000%	11/15/21	3,550	3,619,885
Mosaic Co. (The),
Sr. Unsec’d. Notes
5.625%	11/15/43	155	138,845
NOVA Chemicals Corp. (Canada),
Sr. Unsec’d. Notes, 144A
4.875%	06/01/24	1,150	1,008,697
Nutrien Ltd. (Canada),
Sr. Unsec’d. Notes
4.900%	06/01/43	870	976,609
5.250%	01/15/45	420	457,683
6.125%	01/15/41	450	558,214
Sasol Financing International Ltd. (South Africa),
Gtd. Notes
4.500%	11/14/22	1,525	744,349

A8

DIVERSIFIED BOND PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2020 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Corporate Bonds (continued)
Chemicals (cont’d.)
Sasol Financing USA LLC (South Africa),
Gtd. Notes
5.875%	03/27/24	375	$ 158,903
Sherwin-Williams Co. (The),
Sr. Unsec’d. Notes
3.450%	08/01/25	445	449,062
TPC Group, Inc.,
Sr. Sec’d. Notes, 144A
10.500%	08/01/24	450	368,349
Union Carbide Corp.,
Sr. Unsec’d. Notes
7.875%	04/01/23	3,058	3,257,502
			15,793,318
Commercial Services — 0.6%
ERAC USA Finance LLC,
Gtd. Notes, 144A
6.700%	06/01/34	920	1,197,633
7.000%	10/15/37	770	963,360
Nielsen Finance LLC/Nielsen Finance Co.,
Gtd. Notes, 144A
5.000%	04/15/22	1,225	1,139,774
Refinitiv US Holdings, Inc.,
Gtd. Notes, 144A
8.250%	11/15/26(a)	950	1,008,857
United Rentals North America, Inc.,
Gtd. Notes
4.000%	07/15/30	250	229,931
4.875%	01/15/28(a)	1,325	1,293,919
5.250%	01/15/30	525	524,681
5.500%	05/15/27	975	962,061
			7,320,216
Computers — 0.0%
Everi Payments, Inc.,
Gtd. Notes, 144A
7.500%	12/15/25(a)	780	561,161
Diversified Financial Services — 0.7%
Capital One Financial Corp.,
Sr. Unsec’d. Notes
3.450%	04/30/21	5,235	5,246,891
Jefferies Group LLC,
Sr. Unsec’d. Notes
6.500%	01/20/43	650	587,304
Lehman Brothers Holdings, Inc.,
Sr. Unsec’d. Notes, MTN
6.875%	05/02/18(d)	2,740	28,770
Nationstar Mortgage Holdings, Inc.,
Gtd. Notes, 144A
6.000%	01/15/27	275	230,805
8.125%	07/15/23	1,250	1,223,871
Power Finance Corp. Ltd. (India),
Sr. Unsec’d. Notes, 144A, MTN
6.150%	12/06/28	400	405,342
			7,722,983
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Corporate Bonds (continued)
Electric — 2.1%
Baltimore Gas & Electric Co.,
Sr. Unsec’d. Notes
3.350%	07/01/23	550	$ 565,079
Calpine Corp.,
Sr. Unsec’d. Notes
5.750%	01/15/25(a)	3,100	2,925,882
Sr. Unsec’d. Notes, 144A
5.125%	03/15/28	1,000	921,350
Consolidated Edison Co. of New York, Inc.,
Sr. Unsec’d. Notes, Series C
4.300%	12/01/56	235	246,706
Dominion Energy, Inc.,
Jr. Sub. Notes
4.104%	04/01/21	2,710	2,716,712
El Paso Electric Co.,
Sr. Unsec’d. Notes
6.000%	05/15/35	2,325	3,117,510
Eskom Holdings SOC Ltd. (South Africa),
Gov’t. Gtd. Notes, 144A, EMTN
6.350%	08/10/28	550	468,226
Sr. Unsec’d. Notes
5.750%	01/26/21	520	439,545
Sr. Unsec’d. Notes, 144A
5.750%	01/26/21	1,300	1,098,863
7.125%	02/11/25	390	276,735
Exelon Generation Co. LLC,
Sr. Unsec’d. Notes
6.250%	10/01/39	1,900	1,823,283
FirstEnergy Transmission LLC,
Sr. Unsec’d. Notes, 144A
5.450%	07/15/44	400	449,542
Iberdrola International BV (Spain),
Gtd. Notes
6.750%	09/15/33	1,150	1,642,800
Israel Electric Corp. Ltd. (Israel),
Sr. Sec’d. Notes, 144A, GMTN
4.250%	08/14/28	680	684,849
Kentucky Utilities Co.,
First Mortgage
4.375%	10/01/45	3,050	3,141,721
Korea Hydro & Nuclear Power Co. Ltd. (South Korea),
Sr. Unsec’d. Notes, 144A
4.750%	07/13/21	250	260,133
NRG Energy, Inc.,
Gtd. Notes, 144A
5.250%	06/15/29	375	386,094
South Carolina Electric & Gas Co.,
First Mortgage
4.600%	06/15/43	2,025	2,444,144
Vistra Operations Co. LLC,
Gtd. Notes, 144A
5.000%	07/31/27	450	456,563
5.625%	02/15/27	600	618,559
			24,684,296

A9

DIVERSIFIED BOND PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2020 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#		Value

Corporate Bonds (continued)
Electronics — 0.1%
Sensata Technologies BV,
Gtd. Notes, 144A
5.000%	10/01/25		1,000	$ 952,529
Engineering & Construction — 0.2%
GMR Hyderabad International Airport Ltd. (India),
Sr. Sec’d. Notes, 144A
4.250%	10/27/27		345	271,799
Mexico City Airport Trust (Mexico),
Sr. Sec’d. Notes, 144A
4.250%	10/31/26		605	522,401
5.500%	07/31/47		1,690	1,425,102
				2,219,302
Entertainment — 0.3%
AMC Entertainment Holdings, Inc.,
Gtd. Notes
5.750%	06/15/25		950	403,539
5.875%	11/15/26		1,200	499,588
Caesars Resort Collection LLC/CRC Finco, Inc.,
Gtd. Notes, 144A
5.250%	10/15/25(a)		750	541,100
CPUK Finance Ltd. (United Kingdom),
Sec’d. Notes, 144A
4.875%	02/28/47	GBP	125	124,374
Golden Entertainment, Inc.,
Sr. Unsec’d. Notes, 144A
7.625%	04/15/26(a)		875	576,771
Penn National Gaming, Inc.,
Sr. Unsec’d. Notes, 144A
5.625%	01/15/27(a)		800	596,201
Scientific Games International, Inc.,
Gtd. Notes, 144A
7.000%	05/15/28		350	216,852
7.250%	11/15/29		475	298,539
				3,256,964
Foods — 0.4%
Ingles Markets, Inc.,
Sr. Unsec’d. Notes
5.750%	06/15/23		78	77,610
JBS USA LUX SA/JBS USA Finance, Inc.,
Gtd. Notes, 144A
5.750%	06/15/25		1,800	1,816,889
Kraft Heinz Foods Co.,
Gtd. Notes, 144A
4.625%	10/01/39		645	592,450
4.875%	10/01/49		1,325	1,236,405
Mars, Inc.,
Gtd. Notes, 144A
3.875%	04/01/39		440	476,397
4.200%	04/01/59		380	432,953
				4,632,704
Forest Products & Paper — 0.1%
International Paper Co.,
Sr. Unsec’d. Notes
7.300%	11/15/39		1,000	1,362,248
Interest Rate	Maturity Date	Principal Amount (000)#		Value

Corporate Bonds (continued)
Gas — 0.4%
AmeriGas Partners LP/AmeriGas Finance Corp.,
Sr. Unsec’d. Notes
5.875%	08/20/26		1,100	$ 1,055,163
Korea Gas Corp. (South Korea),
Sr. Unsec’d. Notes
4.250%	11/02/20		1,750	1,776,559
NiSource, Inc.,
Sr. Unsec’d. Notes
4.800%	02/15/44		300	296,370
Southern Co. Gas Capital Corp.,
Gtd. Notes
4.400%	06/01/43		1,050	1,010,692
				4,138,784
Healthcare-Products — 0.3%
DH Europe Finance II Sarl,
Gtd. Notes
1.350%	09/18/39	EUR	1,275	1,163,090
Medtronic Global Holdings SCA,
Gtd. Notes
1.625%	03/07/31	EUR	200	219,505
2.250%	03/07/39	EUR	300	339,041
Stryker Corp.,
Sr. Unsec’d. Notes
2.125%	11/30/27	EUR	510	590,890
Thermo Fisher Scientific, Inc.,
Sr. Unsec’d. Notes, EMTN
1.500%	10/01/39	EUR	600	552,433
1.875%	10/01/49	EUR	425	370,639
				3,235,598
Healthcare-Services — 0.8%
Aetna, Inc.,
Sr. Unsec’d. Notes
6.750%	12/15/37		1,900	2,504,414
Anthem, Inc.,
Sr. Unsec’d. Notes
4.650%	01/15/43		385	430,602
Cigna Holding Co.,
Gtd. Notes
4.375%	12/15/20		745	748,840
Encompass Health Corp.,
Gtd. Notes
4.750%	02/01/30		500	485,645
Fresenius Medical Care U.S. Finance II, Inc. (Germany),
Gtd. Notes, 144A
4.125%	10/15/20		330	317,498
HCA, Inc.,
Gtd. Notes
5.375%	02/01/25(a)		1,475	1,511,300
5.875%	02/01/29		25	26,420
Laboratory Corp. of America Holdings,
Sr. Unsec’d. Notes
3.200%	02/01/22		240	241,867
3.250%	09/01/24		1,495	1,531,897

A10

DIVERSIFIED BOND PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2020 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#		Value

Corporate Bonds (continued)
Healthcare-Services (cont’d.)
Tenet Healthcare Corp.,
Sec’d. Notes, 144A
6.250%	02/01/27(a)		375	$ 365,580
Sr. Sec’d. Notes, 144A
5.125%	11/01/27(a)		600	573,248
Sr. Unsec’d. Notes
7.000%	08/01/25(a)		600	519,002
UnitedHealth Group, Inc.,
Sr. Unsec’d. Notes
3.950%	10/15/42		220	246,421
				9,502,734
Home Builders — 0.2%
Taylor Morrison Communities, Inc.,
Gtd. Notes, 144A
5.875%	01/31/25		300	277,206
5.875%	06/15/27		875	813,155
6.625%	07/15/27		1,050	945,083
				2,035,444
Housewares — 0.1%
Newell Brands, Inc.,
Sr. Unsec’d. Notes
4.200%	04/01/26		670	654,566
Insurance — 1.0%
American International Group, Inc.,
Sr. Unsec’d. Notes
3.750%	07/10/25		2,110	2,128,863
4.500%	07/16/44		1,075	1,105,912
Liberty Mutual Finance Europe DAC,
Gtd. Notes, 144A
1.750%	03/27/24	EUR	800	877,332
Liberty Mutual Group, Inc.,
Gtd. Notes, 144A
3.951%	10/15/50		1,030	952,836
Lincoln National Corp.,
Sr. Unsec’d. Notes
7.000%	06/15/40		405	477,963
Markel Corp.,
Sr. Unsec’d. Notes
4.150%	09/17/50		180	161,255
5.000%	03/30/43		350	359,905
Principal Financial Group, Inc.,
Gtd. Notes
4.625%	09/15/42		150	160,860
Sompo International Holdings Ltd. (Bermuda),
Sr. Unsec’d. Notes
7.000%	07/15/34		1,350	1,923,446
Teachers Insurance & Annuity Association of America,
Sub. Notes, 144A
4.270%	05/15/47		2,310	2,204,908
6.850%	12/16/39		196	270,266
Unum Group,
Sr. Unsec’d. Notes
5.625%	09/15/20		500	501,033
				11,124,579
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Corporate Bonds (continued)
Lodging — 0.1%
Marriott International, Inc.,
Sr. Unsec’d. Notes
3.250%	09/15/22	1,325	$ 1,212,331
Sands China Ltd. (Macau),
Sr. Unsec’d. Notes
5.125%	08/08/25	400	376,271
			1,588,602
Machinery-Diversified — 0.4%
CNH Industrial Capital LLC,
Gtd. Notes
4.875%	04/01/21	1,050	1,054,442
Rockwell Automation, Inc.,
Sr. Unsec’d. Notes
5.200%	01/15/98	1,100	1,423,711
Xylem, Inc.,
Sr. Unsec’d. Notes
4.875%	10/01/21	1,960	2,059,513
			4,537,666
Media — 2.0%
CCO Holdings LLC/CCO Holdings Capital Corp.,
Sr. Unsec’d. Notes, 144A
5.375%	06/01/29	975	1,003,716
5.500%	05/01/26	3,300	3,345,139
Charter Communications Operating LLC/Charter Communications Operating Capital,
Sr. Sec’d. Notes
4.800%	03/01/50	875	916,710
6.384%	10/23/35	2,470	2,936,163
6.484%	10/23/45	855	1,044,541
6.834%	10/23/55	225	271,125
Clear Channel Worldwide Holdings, Inc.,
Gtd. Notes, 144A
9.250%	02/15/24(a)	1,234	1,060,859
Comcast Corp.,
Gtd. Notes
3.450%	02/01/50	955	1,035,904
4.150%	10/15/28	1,820	2,056,941
4.250%	10/15/30	620	720,146
Cox Communications, Inc.,
Sr. Unsec’d. Notes, 144A
3.150%	08/15/24	2,800	2,861,134
Diamond Sports Group LLC/Diamond Sports Finance Co.,
Gtd. Notes, 144A
6.625%	08/15/27(a)	270	180,305
Sr. Sec’d. Notes, 144A
5.375%	08/15/26	1,000	812,462
Discovery Communications LLC,
Gtd. Notes
5.000%	09/20/37	1,010	998,031
5.300%	05/15/49	265	267,260
NBCUniversal Media LLC,
Gtd. Notes
4.450%	01/15/43	15	17,809

A11

DIVERSIFIED BOND PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2020 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Corporate Bonds (continued)
Media (cont’d.)
TCI Communications, Inc.,
Sr. Unsec’d. Notes
7.875%	02/15/26	750	$ 957,460
Univision Communications, Inc.,
Sr. Sec’d. Notes, 144A
5.125%	02/15/25(a)	1,175	1,001,295
Walt Disney Co. (The),
Gtd. Notes
7.625%	11/30/28	1,415	1,828,974
			23,315,974
Mining — 0.2%
Barrick Gold Corp. (Canada),
Sr. Unsec’d. Notes
5.250%	04/01/42	680	801,824
Barrick North America Finance LLC (Canada),
Gtd. Notes
5.750%	05/01/43	410	532,424
Newmont Corp.,
Gtd. Notes
3.625%	06/09/21	825	845,494
Southern Copper Corp. (Peru),
Sr. Unsec’d. Notes
6.750%	04/16/40	295	343,893
			2,523,635
Multi-National — 0.3%
Corp. Andina de Fomento (Supranational Bank),
Sr. Unsec’d. Notes
2.125%	09/27/21	1,240	1,256,575
4.375%	06/15/22	500	534,329
Inter-American Development Bank (Supranational Bank),
Unsec’d. Notes
6.950%	08/01/26	1,500	2,019,111
			3,810,015
Oil & Gas — 2.1%
Antero Resources Corp.,
Gtd. Notes
5.625%	06/01/23	1,200	503,358
Ascent Resources Utica Holdings LLC/ARU Finance Corp.,
Sr. Unsec’d. Notes, 144A
7.000%	11/01/26	350	100,381
10.000%	04/01/22(a)	575	307,601
Cenovus Energy, Inc. (Canada),
Sr. Unsec’d. Notes
5.400%	06/15/47	1,000	453,782
Citgo Holding, Inc.,
Sr. Sec’d. Notes, 144A
9.250%	08/01/24	125	103,120
CNOOC Finance 2013 Ltd. (China),
Gtd. Notes
3.000%	05/09/23	750	767,299
CNX Resources Corp.,
Gtd. Notes, 144A
7.250%	03/14/27	975	686,959
Interest Rate	Maturity Date	Principal Amount (000)#		Value

Corporate Bonds (continued)
Oil & Gas (cont’d.)
Concho Resources, Inc.,
Gtd. Notes
4.875%	10/01/47		180	$ 138,448
Devon Energy Corp.,
Sr. Unsec’d. Notes
5.600%	07/15/41		850	539,158
Gazprom PJSC Via Gaz Capital SA (Russia),
Sr. Unsec’d. Notes
4.950%	07/19/22		390	395,248
Sr. Unsec’d. Notes, 144A
6.510%	03/07/22		1,665	1,730,118
Helmerich & Payne, Inc.,
Sr. Unsec’d. Notes
4.650%	03/15/25		1,500	1,551,989
KazMunayGas National Co. JSC (Kazakhstan),
Sr. Unsec’d. Notes, 144A
4.750%	04/24/25		1,160	1,154,980
4.750%	04/19/27		200	193,355
Lukoil International Finance BV (Russia),
Gtd. Notes, 144A
6.125%	11/09/20		600	606,240
MEG Energy Corp. (Canada),
Gtd. Notes, 144A
7.000%	03/31/24		300	138,377
Sr. Unsec’d. Notes, 144A
7.125%	02/01/27		575	285,985
Occidental Petroleum Corp.,
Sr. Unsec’d. Notes
4.264%(s)	10/10/36		2,000	772,069
6.450%	09/15/36		945	449,952
Ovintiv, Inc.,
Gtd. Notes
6.500%	02/01/38		200	85,874
Petrobras Global Finance BV (Brazil),
Gtd. Notes
4.750%	01/14/25	EUR	400	410,309
5.750%	02/01/29		725	683,969
6.625%	01/16/34	GBP	680	770,246
6.900%	03/19/49		1,495	1,454,727
7.375%	01/17/27(a)		405	414,984
Gtd. Notes, 144A
5.093%	01/15/30(a)		339	308,378
Petroleos Mexicanos (Mexico),
Gtd. Notes
4.750%	02/26/29	EUR	1,200	922,258
6.350%	02/12/48		840	525,803
6.500%	03/13/27		1,225	905,790
6.500%	01/23/29		100	72,115
Gtd. Notes, 144A
6.490%	01/23/27		1,565	1,154,752
6.840%	01/23/30		100	72,261
7.690%	01/23/50		1,297	885,649
Gtd. Notes, EMTN
2.750%	04/21/27	EUR	700	509,631
3.750%	02/21/24	EUR	400	354,930
4.875%	02/21/28	EUR	1,250	999,938

A12

DIVERSIFIED BOND PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2020 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Corporate Bonds (continued)
Oil & Gas (cont’d.)
Petroleos Mexicanos (Mexico), (cont’d.)
Gtd. Notes, GMTN
6.750%	09/21/47	1,025	$ 663,146
Range Resources Corp.,
Gtd. Notes, 144A
9.250%	02/01/26(a)	1,200	737,154
Sinopec Group Overseas Development 2015 Ltd. (China),
Gtd. Notes, 144A
2.500%	04/28/20	1,250	1,250,181
Transocean, Inc.,
Gtd. Notes, 144A
8.000%	02/01/27	700	332,165
YPF SA (Argentina),
Sr. Unsec’d. Notes, 144A
8.500%	03/23/21	235	157,552
			24,550,231
Oil & Gas Services — 0.1%
Cameron International Corp.,
Gtd. Notes
7.000%	07/15/38	450	647,513
Pharmaceuticals — 2.8%
AbbVie, Inc.,
Sr. Unsec’d. Notes
3.600%	05/14/25	1,020	1,068,770
4.500%	05/14/35	1,715	1,899,730
Sr. Unsec’d. Notes, 144A
4.050%	11/21/39	5,135	5,357,804
Allergan Funding SCS,
Gtd. Notes
4.550%	03/15/35	2,040	2,305,304
Allergan Sales LLC,
Gtd. Notes, 144A
4.875%	02/15/21	1,350	1,383,381
Bausch Health Americas, Inc.,
Gtd. Notes, 144A
8.500%	01/31/27	320	334,541
Bausch Health Cos., Inc.,
Gtd. Notes, 144A
5.000%	01/30/28(a)	300	284,016
5.250%	01/30/30	300	283,961
6.125%	04/15/25(a)	325	322,083
7.250%	05/30/29	100	103,901
Sr. Sec’d. Notes, 144A
5.750%	08/15/27	130	133,960
Bristol-Myers Squibb Co.,
Sr. Unsec’d. Notes, 144A
2.250%	08/15/21	1,070	1,077,714
4.125%	06/15/39(a)	420	504,772
4.250%	10/26/49	650	822,085
4.550%	02/20/48	1,145	1,460,156
5.000%	08/15/45	750	1,002,280
Cigna Corp.,
Gtd. Notes
4.375%	10/15/28	1,320	1,416,032
Gtd. Notes, 144A
4.500%	02/25/26	3,690	3,971,629
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Corporate Bonds (continued)
Pharmaceuticals (cont’d.)
Cigna Corp., (cont’d.)
Sr. Unsec’d. Notes
3.200%	03/15/40	440	$ 407,286
CVS Health Corp.,
Sr. Unsec’d. Notes
4.780%	03/25/38	270	294,390
5.050%	03/25/48	655	755,679
5.125%	07/20/45	565	647,851
Endo Dac/Endo Finance LLC/Endo Finco, Inc.,
Gtd. Notes, 144A
6.000%	07/15/23	512	377,400
Mylan, Inc.,
Gtd. Notes
5.200%	04/15/48	1,890	1,887,361
Shire Acquisitions Investments Ireland DAC,
Gtd. Notes
3.200%	09/23/26	3,745	3,813,229
Takeda Pharmaceutical Co. Ltd. (Japan),
Sr. Unsec’d. Notes
4.000%	11/26/21	600	609,714
			32,525,029
Pipelines — 1.1%
Energy Transfer Operating LP,
Gtd. Notes
5.000%	05/15/50	280	216,133
5.150%	03/15/45	55	42,736
5.300%	04/15/47	120	91,747
6.125%	12/15/45	90	74,607
6.250%	04/15/49	1,400	1,184,941
Jr. Sub. Notes, Series G
7.125%(ff)	–(rr)	875	532,285
Enterprise Products Operating LLC,
Gtd. Notes
3.700%	01/31/51	130	117,628
3.950%	01/31/60	145	123,690
4.900%	05/15/46	2,110	2,039,379
Fermaca Enterprises S de RL de CV (Mexico),
Sr. Sec’d. Notes, 144A
6.375%	03/30/38	375	374,686
Magellan Midstream Partners LP,
Sr. Unsec’d. Notes
4.200%	03/15/45	1,000	807,175
MPLX LP,
Sr. Unsec’d. Notes
4.500%	04/15/38	970	688,983
5.200%	03/01/47	115	91,683
NGPL PipeCo LLC,
Sr. Unsec’d. Notes, 144A
4.375%	08/15/22	50	47,603
4.875%	08/15/27(a)	225	198,252
ONEOK Partners LP,
Gtd. Notes
6.850%	10/15/37	1,250	1,096,230
ONEOK, Inc.,
Gtd. Notes
4.500%	03/15/50	2,685	2,018,710

A13

DIVERSIFIED BOND PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2020 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Corporate Bonds (continued)
Pipelines (cont’d.)
ONEOK, Inc., (cont’d.)
4.950%	07/13/47	450	$ 354,786
Phillips 66 Partners LP,
Sr. Unsec’d. Notes
4.680%	02/15/45(a)	1,900	1,552,673
Sunoco Logistics Partners Operations LP,
Gtd. Notes
5.400%	10/01/47	55	43,340
Western Midstream Operating LP,
Sr. Unsec’d. Notes
5.450%	04/01/44	575	214,715
Williams Cos., Inc. (The),
Sr. Unsec’d. Notes
4.900%	01/15/45	1,200	1,017,989
			12,929,971
Real Estate — 0.1%
Greystar Real Estate Partners LLC,
Sr. Sec’d. Notes, 144A
5.750%	12/01/25	1,200	1,089,562
Retail — 0.5%
Dollar Tree, Inc.,
Sr. Unsec’d. Notes, 3 Month LIBOR + 0.700%
2.536%(c)	04/17/20	316	314,817
Sr. Unsec’d. Notes
4.200%	05/15/28(a)	1,875	1,907,503
Ferrellgas Partners LP/Ferrellgas Partners Finance Corp.,
Sr. Unsec’d. Notes
8.625%	06/15/20	850	204,601
8.625%	06/15/20	900	152,672
L Brands, Inc.,
Gtd. Notes
5.625%	10/15/23	1,600	1,376,449
6.625%	04/01/21	551	520,062
Michaels Stores, Inc.,
Gtd. Notes, 144A
8.000%	07/15/27(a)	800	592,504
PetSmart, Inc.,
Sr. Sec’d. Notes, 144A
5.875%	06/01/25	439	437,298
Rite Aid Corp.,
Gtd. Notes, 144A
6.125%	04/01/23	238	207,165
			5,713,071
Savings & Loans — 0.1%
People’s United Financial, Inc.,
Sr. Unsec’d. Notes
3.650%	12/06/22	1,675	1,744,591
Semiconductors — 0.5%
Broadcom, Inc.,
Gtd. Notes, 144A
3.125%	04/15/21	1,930	1,906,660
3.125%	10/15/22	1,480	1,464,889
Interest Rate	Maturity Date	Principal Amount (000)#		Value

Corporate Bonds (continued)
Semiconductors (cont’d.)
NXP BV/NXP Funding LLC (Netherlands),
Gtd. Notes, 144A
4.625%	06/01/23		2,675	$ 2,760,560
				6,132,109
Software — 0.4%
Fidelity National Information Services, Inc.,
Sr. Unsec’d. Notes
0.750%	05/21/23	EUR	400	433,974
Fiserv, Inc.,
Sr. Unsec’d. Notes
3.500%	10/01/22		1,162	1,178,766
Microsoft Corp.,
Sr. Unsec’d. Notes
3.750%	02/12/45		1,540	1,849,786
4.000%	02/12/55		435	549,899
4.450%	11/03/45		275	360,378
				4,372,803
Telecommunications — 1.5%
AT&T, Inc.,
Sr. Unsec’d. Notes
3.400%	05/15/25		1,010	1,048,491
3.600%	07/15/25		150	156,279
3.800%	02/15/27		1,065	1,106,553
4.300%	02/15/30		485	522,040
4.550%	03/09/49		774	832,035
4.850%	03/01/39		4,230	4,782,525
5.150%	03/15/42		800	920,178
5.250%	03/01/37		680	792,954
5.350%	09/01/40		424	492,564
CenturyLink, Inc.,
Sr. Unsec’d. Notes, Series P
7.600%	09/15/39(a)		850	825,335
Embarq Corp.,
Sr. Unsec’d. Notes
7.995%	06/01/36		1,700	1,682,377
Level 3 Financing, Inc.,
Sr. Sec’d. Notes, 144A
3.400%	03/01/27		230	219,179
Sprint Capital Corp.,
Gtd. Notes
8.750%	03/15/32(a)		700	926,314
Sprint Corp.,
Gtd. Notes
7.625%	02/15/25		500	557,888
7.875%	09/15/23		500	550,022
Verizon Communications, Inc.,
Sr. Unsec’d. Notes
4.016%	12/03/29		120	135,244
4.500%	08/10/33		990	1,180,520
4.522%	09/15/48		360	453,898
				17,184,396

A14

DIVERSIFIED BOND PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2020 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Corporate Bonds (continued)
Textiles — 0.0%
Mohawk Industries, Inc.,
Sr. Unsec’d. Notes
3.850%	02/01/23(a)	294	$ 301,746
Transportation — 0.0%
Lima Metro Line 2 Finance Ltd. (Peru),
Sr. Sec’d. Notes
5.875%	07/05/34	109	116,611

Total Corporate Bonds (cost $406,128,313)			391,899,553
Municipal Bonds — 2.0%
California — 0.6%
Bay Area Toll Authority,
Taxable, Revenue Bonds, BABs, Series S3
6.907%	10/01/50	1,125	1,866,543
State of California,
General Obligation Unlimited, BABs
7.300%	10/01/39	1,550	2,394,223
General Obligation Unlimited, Taxable, BABs
7.625%	03/01/40	725	1,174,783
University of California,
Revenue Bonds, BABs
5.770%	05/15/43	1,400	1,841,504
			7,277,053
Colorado — 0.1%
Regional Transportation District Sales Tax Revenue,
Revenue Bonds, BABs, Series B
5.844%	11/01/50	770	1,204,049
Illinois — 0.4%
Chicago O’Hare International Airport,
Revenue Bonds, BABs, Series B
6.395%	01/01/40	1,380	1,966,817
State of Illinois,
General Obligation Unlimited, Series A
5.000%	10/01/22	20	20,718
General Obligation Unlimited, Series D
5.000%	11/01/22	2,650	2,747,176
			4,734,711
New Jersey — 0.4%
New Jersey Turnpike Authority,
Taxable, Revenue Bonds, BABs, Series A
7.102%	01/01/41	1,175	1,635,154
Taxable, Revenue Bonds, BABs, Series F
7.414%	01/01/40	2,050	2,989,904
			4,625,058
Ohio — 0.1%
Ohio State University (The),
Taxable, Revenue Bonds, BABs, Series C
4.910%	06/01/40	695	804,476
Oregon — 0.1%
State of Oregon Department of Transportation,
Taxable, Revenue Bonds, BABs, Series A
5.834%	11/15/34	615	819,955
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Municipal Bonds (continued)
Pennsylvania — 0.1%
Pennsylvania Turnpike Commission,
Revenue Bonds, BABs, Series B
5.511%	12/01/45	800	$ 1,103,376
Puerto Rico — 0.1%
Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue,
Revenue Bonds, Series A-1
5.000%	07/01/58	1,710	1,663,283
Texas — 0.0%
Texas Private Activity Bond Surface Transportation Corp.,
Taxable, Revenue Bonds, Series B
3.922%	12/31/49	450	426,001
Virginia — 0.1%
University of Virginia,
Taxable, Revenue Bonds, Series C
4.179%	09/01/2117	425	494,930

Total Municipal Bonds (cost $17,689,869)			23,152,892
Residential Mortgage-Backed Securities — 6.4%
Alternative Loan Trust,
Series 2004-18CB, Class 3A1
5.250%	09/25/20	26	25,862
Bellemeade Re Ltd. (Bermuda),
Series 2017-01, Class M1, 144A, 1 Month LIBOR + 1.700% (Cap N/A, Floor 0.000%)
2.647%(c)	10/25/27	70	69,975
Series 2018-01A, Class M1B, 144A, 1 Month LIBOR + 1.600% (Cap N/A, Floor 0.000%)
2.547%(c)	04/25/28	695	689,630
Series 2018-02A, Class M1B, 144A, 1 Month LIBOR + 1.350% (Cap N/A, Floor 0.000%)
2.297%(c)	08/25/28	379	376,507
Series 2018-02A, Class M1C, 144A, 1 Month LIBOR + 1.600% (Cap N/A, Floor 0.000%)
2.547%(c)	08/25/28	450	384,376
Series 2018-03A, Class M1B, 144A, 1 Month LIBOR + 1.850% (Cap N/A, Floor 1.850%)
2.797%(c)	10/25/28	965	959,219
Series 2019-02A, Class M1B, 144A, 1 Month LIBOR + 1.450% (Cap N/A, Floor 1.450%)
2.397%(c)	04/25/29	660	657,102
Series 2019-04A, Class M1A, 144A, 1 Month LIBOR + 1.400% (Cap N/A, Floor 1.400%)
2.347%(c)	10/25/29	632	627,647
Series 2019-04A, Class M1B, 144A, 1 Month LIBOR + 2.000% (Cap N/A, Floor 2.000%)
2.947%(c)	10/25/29	700	668,487
BVRT Financing Trust,
Series 2019-01, Class F, 144A
3.013%	09/15/21^	8,961	8,990,831
Central Park Funding Trust,
Series 2018-01, Class A, 144A, 1 Month LIBOR + 1.500% (Cap N/A, Floor 1.500%)
3.081%(c)	11/01/23	5,400	5,342,879

A15

DIVERSIFIED BOND PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2020 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Residential Mortgage-Backed Securities (continued)
CIM Trust,
Series 2017-02, Class A1, 144A, 1 Month LIBOR + 2.000% (Cap N/A, Floor 2.000%)
3.581%(c)	12/25/57	1,170	$ 1,205,126
Series 2017-03, Class A1, 144A, 1 Month LIBOR + 2.000% (Cap N/A, Floor 0.000%)
3.581%(c)	01/25/57	1,243	1,227,767
Series 2017-06, Class A1, 144A
3.015%(cc)	06/25/57	1,115	1,034,914
Series 2017-08, Class A1, 144A
3.000%(cc)	12/25/65	2,089	1,962,522
Citigroup Mortgage Loan Trust,
Series 2011-12, Class 3A2, 144A
3.792%(cc)	09/25/47	467	388,737
Connecticut Avenue Securities Trust,
Series 2019-R04, Class 2M2, 144A, 1 Month LIBOR + 2.100% (Cap N/A, Floor 0.000%)
3.047%(c)	06/25/39	1,100	894,610
Series 2019-R07, Class 1M2, 144A, 1 Month LIBOR + 2.100% (Cap N/A, Floor 0.000%)
3.047%(c)	10/25/39	900	725,160
Credit Suisse Mortgage Trust,
Series 2019-06R, Class 1A1, 144A, 1 Month LIBOR + 1.400% (Cap N/A, Floor 1.400%)
2.756%(c)	10/25/46	1,264	1,122,989
Series 2020-WL01, Class A, 144A, 1 Month LIBOR + 1.400% (Cap N/A, Floor 0.000%)
3.060%(c)	12/26/59^	3,796	3,795,990
Eagle Re Ltd. (Bermuda),
Series 2018-01, Class M1, 144A, 1 Month LIBOR + 1.700% (Cap N/A, Floor 1.700%)
2.647%(c)	11/25/28	875	870,498
Series 2019-01, Class M1B, 144A, 1 Month LIBOR + 1.800% (Cap N/A, Floor 0.000%)
2.747%(c)	04/25/29	288	286,942
Fannie Mae Connecticut Avenue Securities,
Series 2018-C03, Class 1M2, 1 Month LIBOR + 2.150% (Cap N/A, Floor 2.150%)
3.097%(c)	10/25/30	400	332,442
Series 2018-C06, Class 1M2, 1 Month LIBOR + 2.000% (Cap N/A, Floor 2.000%)
2.947%(c)	03/25/31	489	429,942
Fannie Mae REMICS,
Series 2011-116, Class ZA
3.500%	11/25/41	2,147	2,375,930
Series 2012-34, Class EB
4.000%	04/25/42	1,575	1,859,568
Freddie Mac REMICS,
Series 4289, Class WZ
3.000%	01/15/44	761	820,723
Series 4768, Class GA
3.500%	09/15/45	1,795	1,924,831
Series 4768, Class VB
3.500%	06/15/38	500	539,957
Series 4939, Class KT
3.000%	07/15/48	1,000	1,059,627
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Residential Mortgage-Backed Securities (continued)
Freddie Mac Structured Agency Credit Risk Debt Notes,
Series 2014-DN04, Class M3, 1 Month LIBOR + 4.550% (Cap N/A, Floor 0.000%)
5.497%(c)	10/25/24	195	$ 184,999
Series 2016-HQA02, Class M2, 1 Month LIBOR + 2.250% (Cap N/A, Floor 0.000%)
3.197%(c)	11/25/28	152	150,239
Series 2016-HQA03, Class M2, 1 Month LIBOR + 1.350% (Cap N/A, Floor 0.000%)
2.297%(c)	03/25/29	348	333,222
Series 2016-HQA04, Class M2, 1 Month LIBOR + 1.300% (Cap N/A, Floor 0.000%)
2.247%(c)	04/25/29	749	761,295
Series 2020-DNA02, Class M2, 144A, 1 Month LIBOR + 1.850% (Cap N/A, Floor 1.850%)
2.797%(c)	02/25/50	1,220	774,946
Series 2020-HQA02, Class M2, 144A, 1 Month LIBOR + 3.100% (Cap N/A, Floor 0.000%)
3.911%(c)	03/25/50	90	57,949
Freddie Mac Structured Agency Credit Risk Trust,
Series 2018-DNA03, Class M1, 144A, 1 Month LIBOR + 0.750% (Cap N/A, Floor 0.000%)
1.697%(c)	09/25/48	424	417,303
Series 2019-DNA01, Class M2, 144A, 1 Month LIBOR + 2.650% (Cap N/A, Floor 0.000%)
3.597%(c)	01/25/49	250	219,951
GCAT LLC,
Series 2019-04, Class A1, 144A
3.228%	11/26/49	1,898	1,539,357
GSMSC Resecuritization Trust,
Series 2015-03R, Class 1A1, 144A, 1 Month LIBOR + 0.140% (Cap N/A, Floor 0.140%)
1.087%(c)	01/26/37	342	335,997
Series 2015-03R, Class 1A2, 144A, 1 Month LIBOR + 0.140% (Cap N/A, Floor 0.140%)
1.087%(c)	01/26/37	1,400	1,271,379
Home Re Ltd. (Bermuda),
Series 2018-01, Class M1, 144A, 1 Month LIBOR + 1.600% (Cap N/A, Floor 0.000%)
2.547%(c)	10/25/28	247	246,547
Series 2019-01, Class M1, 144A, 1 Month LIBOR + 1.650% (Cap N/A, Floor 0.000%)
2.597%(c)	05/25/29	350	348,764
Legacy Mortgage Asset Trust,
Series 2019-GS06, Class A1, 144A
3.000%	06/25/59	666	586,776
Series 2020-GS01, Class A1, 144A
2.882%	10/25/59	1,385	1,376,799
LSTAR Securities Investment Trust,
Series 2019-02, Class A1, 144A, 1 Month LIBOR + 1.500% (Cap N/A, Floor 0.000%)
3.081%(c)	04/01/24	629	619,515
MetLife Securitization Trust,
Series 2018-01A, Class A, 144A
3.750%(cc)	03/25/57	630	635,517

A16

DIVERSIFIED BOND PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2020 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Residential Mortgage-Backed Securities (continued)
Mortgage Insurance-Linked Notes,
Series 2020-01, Class M1A, 144A, 1 Month LIBOR + 0.950% (Cap N/A, Floor 0.950%)
1.897%(c)	02/25/30	500	$ 479,366
Series 2020-01, Class M1B, 144A, 1 Month LIBOR + 1.450% (Cap N/A, Floor 1.450%)
2.397%(c)	02/25/30	1,500	1,372,232
MRA Issuance Trust,
Series 2020-01, Class A, 144A, 1 Month LIBOR + 1.400% (Cap N/A, Floor 0.000%)
2.981%(c)	12/08/20	7,900	7,874,927
New Residential Mortgage Loan Trust,
Series 2018-01A, Class A1A, 144A
4.000%(cc)	12/25/57	1,089	1,125,745
Series 2018-04A, Class A1S, 144A, 1 Month LIBOR + 0.750% (Cap N/A, Floor 0.750%)
1.697%(c)	01/25/48	1,068	991,890
Oaktown Re II Ltd. (Bermuda),
Series 2018-01A, Class M1, 144A, 1 Month LIBOR + 1.550% (Cap N/A, Floor 0.000%)
2.497%(c)	07/25/28	207	205,630
Oaktown Re III Ltd. (Bermuda),
Series 2019-01A, Class M1A, 144A, 1 Month LIBOR + 1.400% (Cap N/A, Floor 1.400%)
2.347%(c)	07/25/29	465	462,978
Park Avenue Funding Trust,
Series 2019-01, Class PT, 144A, 1 Month LIBOR + 1.500% (Cap N/A, Floor 1.500%)
3.113%(c)	11/27/20	2,809	2,721,466
Series 2019-04, Class PT, 144A, 1 Month LIBOR + 1.500% (Cap N/A, Floor 1.500%)
2.459%(c)	05/27/21	3,411	3,387,640
Series 2020-01, Class PT, 144A, 1 Month LIBOR + 1.500% (Cap N/A, Floor 1.500%)
2.459%(c)	08/27/21^	1,499	1,498,839
Radnor Re Ltd. (Bermuda),
Series 2018-01, Class M1, 144A, 1 Month LIBOR + 1.400% (Cap N/A, Floor 0.000%)
2.347%(c)	03/25/28	165	165,117
Series 2018-01, Class M2, 144A, 1 Month LIBOR + 2.700% (Cap N/A, Floor 0.000%)
3.647%(c)	03/25/28	360	362,923
Series 2019-02, Class M1A, 144A, 1 Month LIBOR + 1.200% (Cap N/A, Floor 1.200%)
2.147%(c)	06/25/29	200	199,655
Structured Adjustable Rate Mortgage Loan Trust,
Series 2004-01, Class 4A3
3.872%(cc)	02/25/34	365	328,382
Series 2004-18, Class 3A1
3.829%(cc)	12/25/34	2,007	1,783,002

Total Residential Mortgage-Backed Securities (cost $76,536,441)			74,471,137
Interest Rate	Maturity Date	Principal Amount (000)#		Value

Sovereign Bonds — 7.3%
Argentine Republic Government International Bond (Argentina),
Bonds
3.380%(cc)	12/31/38	EUR	300	$ 87,981
Sr. Unsec’d. Notes
4.625%	01/11/23		1,625	472,599
6.875%	04/22/21		1,775	520,468
7.820%	12/31/33	EUR	958	354,671
7.820%	12/31/33	EUR	634	232,232
8.280%	12/31/33		582	204,214
Brazil Minas SPE via State of Minas Gerais (Brazil),
Gov’t. Gtd. Notes
5.333%	02/15/28		1,284	1,288,330
Colombia Government International Bond (Colombia),
Sr. Unsec’d. Notes
4.000%	02/26/24		250	251,679
5.000%	06/15/45		205	210,383
Dominican Republic International Bond (Dominican Republic),
Sr. Unsec’d. Notes
7.500%	05/06/21		1,500	1,500,000
Sr. Unsec’d. Notes, 144A
6.000%	07/19/28		575	540,644
7.500%	05/06/21		400	400,000
Egypt Government International Bond (Egypt),
Sr. Unsec’d. Notes, 144A, MTN
4.750%	04/11/25	EUR	875	841,450
4.750%	04/16/26	EUR	1,540	1,457,405
6.375%	04/11/31	EUR	1,015	889,958
Ghana Government International Bond (Ghana),
Sr. Unsec’d. Notes, 144A
6.375%	02/11/27		970	713,198
Hellenic Republic Government Bond (Greece),
Bonds
3.650%(cc)	02/24/23	EUR	1,200	1,414,502
3.650%(cc)	02/24/26	EUR	380	468,672
3.650%(cc)	02/24/29	EUR	1,000	1,285,710
3.650%(cc)	02/24/31	EUR	620	808,519
3.650%(cc)	02/24/32	EUR	1,280	1,714,563
3.650%(cc)	02/24/34	EUR	640	872,441
3.650%(cc)	02/24/39	EUR	1,000	1,420,903
3.750%	01/30/28	EUR	3,095	3,952,305
3.900%	01/30/33	EUR	1,990	2,744,329
4.000%	01/30/37	EUR	378	549,570
Hellenic Republic Government International Bond (Greece),
Sr. Unsec’d. Notes
5.200%	07/17/34	EUR	1,500	2,239,388
Hungary Government International Bond (Hungary),
Sr. Unsec’d. Notes
5.375%	02/21/23		436	469,459
5.375%	03/25/24		290	319,541
5.750%	11/22/23		2,300	2,536,464
6.375%	03/29/21		1,126	1,168,333
Indonesia Government International Bond (Indonesia),
Sr. Unsec’d. Notes
1.450%	09/18/26	EUR	375	378,688
3.375%	07/30/25	EUR	3,125	3,520,370
Sr. Unsec’d. Notes, EMTN
2.875%	07/08/21	EUR	1,225	1,364,563
3.750%	06/14/28	EUR	1,250	1,467,071

A17

DIVERSIFIED BOND PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2020 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#		Value

Sovereign Bonds (continued)
Iraq International Bond (Iraq),
Sr. Unsec’d. Notes, 144A
5.800%	01/15/28		450	$ 342,026
6.752%	03/09/23		400	321,614
Japan Bank for International Cooperation (Japan),
Gov’t. Gtd. Notes
2.500%	05/23/24		1,000	1,063,463
Japan Finance Organization for Municipalities (Japan),
Sr. Unsec’d. Notes, 144A
3.375%	09/27/23		600	649,399
Sr. Unsec’d. Notes, 144A, GMTN
1.750%	09/05/24		600	618,234
3.000%	03/12/24		600	647,574
Sr. Unsec’d. Notes, 144A, MTN
2.000%	09/08/20		800	804,042
2.625%	04/20/22		1,000	1,036,488
Lithuania Government International Bond (Lithuania),
Sr. Unsec’d. Notes
6.625%	02/01/22		1,000	1,081,343
Panama Government International Bond (Panama),
Sr. Unsec’d. Notes
3.750%	03/16/25		450	468,292
Portugal Government International Bond (Portugal),
Sr. Unsec’d. Notes, EMTN
5.125%	10/15/24		12,675	14,261,818
Province of Ontario (Canada),
Sr. Unsec’d. Notes
3.400%	10/17/23(a)		295	320,514
Provincia de Buenos Aires (Argentina),
Sr. Unsec’d. Notes, 144A
6.500%	02/15/23		120	30,683
9.950%	06/09/21		1,940	561,043
Qatar Government International Bond (Qatar),
Sr. Unsec’d. Notes, 144A
5.103%	04/23/48		780	947,045
Republic of Italy Government International Bond (Italy),
Sr. Unsec’d. Notes
2.375%	10/17/24		1,000	988,278
6.875%	09/27/23		260	298,336
Sr. Unsec’d. Notes, EMTN
6.000%	08/04/28	GBP	2,060	3,158,377
Sr. Unsec’d. Notes, GMTN
5.375%	06/15/33		4,730	5,384,628
Romanian Government International Bond (Romania),
Sr. Unsec’d. Notes, 144A, MTN
3.875%	10/29/35	EUR	945	1,084,219
Sr. Unsec’d. Notes, EMTN
3.875%	10/29/35	EUR	940	1,078,482
4.125%	03/11/39	EUR	254	281,172
Saudi Government International Bond (Saudi Arabia),
Sr. Unsec’d. Notes, 144A, MTN
4.000%	04/17/25		675	702,869
Serbia International Bond (Serbia),
Sr. Unsec’d. Notes
7.250%	09/28/21		2,000	2,098,199
Sri Lanka Government International Bond (Sri Lanka),
Sr. Unsec’d. Notes, 144A
5.750%	01/18/22		800	520,396
Interest Rate	Maturity Date	Principal Amount (000)#		Value

Sovereign Bonds (continued)
Tokyo Metropolitan Government (Japan),
Sr. Unsec’d. Notes, 144A
2.500%	06/08/22		600	$ 621,187
Turkey Government International Bond (Turkey),
Sr. Unsec’d. Notes
5.625%	03/30/21		500	497,492
7.000%	06/05/20		1,510	1,510,140
Ukraine Government International Bond (Ukraine),
Sr. Unsec’d. Notes
7.750%	09/01/20		145	142,114
7.750%	09/01/21		160	153,801
7.750%	09/01/22		1,120	1,060,354
8.994%	02/01/24		200	184,722
Sr. Unsec’d. Notes, 144A
4.375%	01/27/30	EUR	1,325	1,170,687
7.750%	09/01/20		520	509,650
7.750%	09/01/22		930	880,473
8.994%	02/01/24		200	184,722
9.750%	11/01/28		400	390,082
Uruguay Government International Bond (Uruguay),
Sr. Unsec’d. Notes
4.975%	04/20/55		500	569,302

Total Sovereign Bonds (cost $89,693,936)				85,283,863
U.S. Government Agency Obligations — 1.5%
Federal Home Loan Mortgage Corp.
3.500%	02/01/47		1,729	1,857,587
5.500%	10/01/33		518	591,312
5.500%	06/01/34		6	7,256
6.000%	11/01/33		139	155,523
6.000%	05/01/34		54	60,006
6.000%	06/01/34		95	105,089
6.250%	07/15/32(k)		830	1,297,383
6.500%	07/01/32		17	18,954
6.500%	07/01/32		20	22,877
6.500%	08/01/32		36	40,848
6.500%	08/01/32		40	45,741
6.500%	08/01/32		41	46,748
6.500%	09/01/32		38	43,667
6.500%	09/01/32		102	116,963
6.750%	09/15/29(k)		525	781,344
6.750%	03/15/31(k)		600	936,788
Federal National Mortgage Assoc.
3.500%	08/01/49		873	921,448
4.500%	08/01/40		1,956	2,142,802
5.500%	02/01/33		15	16,985
5.500%	02/01/33		21	23,126
5.500%	03/01/33		22	24,247
5.500%	03/01/33		38	43,214
5.500%	03/01/33		46	51,350
5.500%	04/01/33		5	6,070
5.500%	04/01/33		27	29,858
5.500%	04/01/33		30	34,158
5.500%	04/01/33		32	35,589
5.500%	07/01/33		26	28,850
5.500%	07/01/33		32	35,981
5.500%	08/01/33		16	17,329

A18

DIVERSIFIED BOND PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2020 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#	Value

U.S. Government Agency Obligations (continued)
5.500%	02/01/34	28	$ 31,194
5.500%	04/01/34	27	29,526
5.500%	06/01/34	37	41,706
6.000%	10/01/33	3	2,806
6.000%	10/01/33	201	226,599
6.000%	03/01/34	57	63,341
6.000%	02/01/35	180	206,854
6.000%	11/01/36	51	58,971
6.250%	05/15/29(k)	535	765,092
6.500%	08/01/32	109	126,749
6.500%	09/01/32	100	116,262
6.500%	09/01/32	154	183,205
6.500%	10/01/32	91	104,763
6.500%	04/01/33	146	169,766
6.500%	11/01/33	3	3,606
6.625%	11/15/30(k)	530	813,595
7.000%	05/01/32	57	60,688
7.000%	06/01/32	8	8,910
7.125%	01/15/30(k)	785	1,205,841
Government National Mortgage Assoc.
3.500%	01/20/48	450	477,678
4.000%	02/20/49	1,190	1,265,772
5.500%	01/15/33	63	71,262
5.500%	02/15/33	42	48,176
5.500%	05/15/33	123	134,101
5.500%	05/15/33	180	195,326
5.500%	06/15/33	189	210,036
5.500%	09/15/33	88	96,926
5.500%	07/15/35	57	65,012
6.000%	12/15/32	115	133,771
6.000%	11/15/33	57	64,217
6.000%	01/15/34	11	12,826
6.000%	06/20/34	312	358,815
6.000%	11/15/34	469	541,991
6.500%	09/15/32	35	38,090
6.500%	09/15/32	143	160,574
6.500%	09/15/32	213	247,199
6.500%	11/15/33	137	157,297

Total U.S. Government Agency Obligations (cost $16,872,893)			18,037,636
U.S. Treasury Obligations — 6.9%
U.S. Treasury Bonds
2.375%	11/15/49	2,910	3,627,497
2.500%	05/15/46(k)	965	1,209,416
3.000%	05/15/45(h)(k)	15,870	21,454,256
3.000%	02/15/48(k)	270	372,980
3.125%	02/15/43	7,330	9,948,184
3.375%	05/15/44	510	724,917
3.625%	08/15/43(h)	10,950	16,040,039
3.625%	02/15/44	1,480	2,176,063
3.750%	11/15/43	3,580	5,348,744
U.S. Treasury Notes
1.125%	02/28/22	230	233,908
1.500%	10/31/21	210	214,134
2.375%	08/15/24	1,780	1,934,638
U.S. Treasury Strips Coupon
1.467%(s)	11/15/41	605	450,938
Interest Rate	Maturity Date	Principal Amount (000)#	Value

U.S. Treasury Obligations (continued)
2.056%(s)	11/15/38(k)	1,690	$ 1,339,523
2.058%(s)	02/15/39	1,725	1,369,421
2.148%(s)	05/15/39(h)(k)	5,755	4,509,357
2.394%(s)	11/15/43	3,019	2,126,508
2.783%(s)	08/15/29(k)	1,200	1,110,000
2.878%(s)	05/15/31(k)	940	847,322
3.042%(s)	11/15/35(k)	1,665	1,396,714
3.202%(s)	08/15/40(k)	2,400	1,834,125
U.S. Treasury Strips Principal
2.049%(s)	11/15/44	3,650	2,580,807

Total U.S. Treasury Obligations (cost $71,504,398)			80,849,491

	Shares
Preferred Stocks — 0.2%
Banks — 0.1%
Citigroup Capital XIII, 8.140%	45,000	1,152,000
Capital Markets — 0.1%
State Street Corp., 5.350%	35,000	859,250

Total Preferred Stocks (cost $2,000,000)		2,011,250

Total Long-Term Investments (cost $1,156,997,422)		1,132,181,980
Short-Term Investments — 5.0%
Affiliated Mutual Funds — 4.9%
PGIM Core Ultra Short Bond Fund(w)	33,816,009	33,816,009
PGIM Institutional Money Market Fund (cost $23,947,891; includes $23,920,927 of cash collateral for securities on loan)(b)(w)	23,962,385	23,924,046

Total Affiliated Mutual Funds (cost $57,763,900)		57,740,055

Options Purchased*~ — 0.1%
(cost $17,284)	714,405

Total Short-Term Investments (cost $57,781,184)	58,454,460

TOTAL INVESTMENTS, BEFORE OPTIONS WRITTEN—101.8% (cost $1,214,778,606)	1,190,636,440
Options Written*~ — (0.8)%
(premiums received $99,170)	(8,754,549)

TOTAL INVESTMENTS, NET OF OPTIONS WRITTEN—101.0% (cost $1,214,679,436)	1,181,881,891

Liabilities in excess of other assets(z) — (1.0)%	(11,711,721)

Net Assets — 100.0%	$ 1,170,170,170

A19

DIVERSIFIED BOND PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2020 (unaudited)
Below is a list of the abbreviation(s) used in the quarterly schedule of portfolio holdings:
AUD	Australian Dollar
BRL	Brazilian Real
CNH	Chinese Renminbi
COP	Colombian Peso
EUR	Euro
GBP	British Pound
HUF	Hungarian Forint
JPY	Japanese Yen
NZD	New Zealand Dollar
USD	US Dollar
ZAR	South African Rand

144A	Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and, pursuant to the requirements of Rule 144A, may not be resold except to qualified institutional buyers.
A	Annual payment frequency for swaps
ABS	Asset-Backed Security
BABs	Build America Bonds
BBR	New Zealand Bank Bill Rate
BBSW	Australian Bank Bill Swap Reference Rate
BROIS	Brazil Overnight Index Swap
BUBOR	Budapest Interbank Offered Rate
CDX	Credit Derivative Index
CLO	Collateralized Loan Obligation
CMBX	Commercial Mortgage-Backed Index
CMS	Constant Maturity Swap
COOIS	Colombia Overnight Interbank Reference Rate
EMTN	Euro Medium Term Note
EONIA	Euro Overnight Index Average
EURIBOR	Euro Interbank Offered Rate
GMTN	Global Medium Term Note
IO	Interest Only (Principal amount represents notional)
JIBAR	Johannesburg Interbank Agreed Rate
LIBOR	London Interbank Offered Rate
M	Monthly payment frequency for swaps
MTN	Medium Term Note
OTC	Over-the-counter
PJSC	Public Joint-Stock Company
Q	Quarterly payment frequency for swaps
REMICS	Real Estate Mortgage Investment Conduit Security
S	Semiannual payment frequency for swaps
SONIA	Sterling Overnight Index Average
Strips	Separate Trading of Registered Interest and Principal of Securities
T	Swap payment upon termination
USOIS	United States Overnight Index Swap

*	Non-income producing security.
#	Principal or notional amount is shown in U.S. dollars unless otherwise stated.
~	See tables subsequent to the Schedule of Investments for options detail.
^	Indicates a Level 3 instrument. The aggregate value of Level 3 instruments is $15,750,119 and 1.3% of net assets.
(a)	All or a portion of security is on loan. The aggregate market value of such securities, including those sold and pending settlement, is $23,598,698; cash collateral of $23,920,927 (included in liabilities) was received with which the Portfolio purchased highly liquid short-term investments.
(b)	Represents security, or portion thereof, purchased with cash collateral received for securities on loan and includes dividend reinvestment.
(c)	Variable rate instrument. The interest rate shown reflects the rate in effect at March 31, 2020.
(cc)	Variable rate instrument. The rate shown is based on the latest available information as of March 31, 2020. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description.
(d)	Represents issuer in default on interest payments and/or principal repayment. Non-income producing security. Such securities may be post-maturity.
(ff)	Variable rate security. Security may be issued at a fixed coupon rate, which converts to a variable rate at a specified date. Rate shown is the rate in effect as of period end.
(h)	Represents security, or a portion thereof, segregated as collateral for OTC derivatives.
(k)	Represents security, or a portion thereof, segregated as collateral for centrally cleared/exchange-traded derivatives.
(p)	Interest rate not available as of March 31, 2020.
(r)	Principal or notional amount is less than $500 par.
(rr)	Perpetual security with no stated maturity date.
(s)	Represents zero coupon bond or principal only security. Rate represents yield to maturity at purchase date.
(w)	PGIM Investments LLC, the manager of the Portfolio, also serves as manager of the PGIM Core Ultra Short Bond Fund and PGIM Institutional Money Market Fund.
(z)	Includes net unrealized appreciation/(depreciation) and/or market value of the below holdings which are excluded from the Schedule of Investments:
Options Purchased:
OTC Traded
Description	Call/ Put	Counterparty	Expiration Date	Strike	Contracts	Notional Amount (000)#	Value
2-Year 10 CMS Curve CAP	Call	Barclays Bank PLC	07/12/21	0.11%	—	3,026	$ 53,974
2-Year 10 CMS Curve CAP	Call	Bank of America, N.A.	08/16/21	0.15%	—	7,356	122,009
2-Year 10 CMS Curve CAP	Call	Bank of America, N.A.	08/20/21	0.15%	—	14,601	243,134
2-Year 10 CMS Curve CAP	Call	Bank of America, N.A.	09/13/21	0.14%	—	14,800	251,530
2-Year 10 CMS Curve CAP	Call	Barclays Bank PLC	11/09/21	0.21%	—	2,942	43,758
Total Options Purchased (cost $17,284)							$714,405
A20

DIVERSIFIED BOND PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2020 (unaudited)
Options Written:
OTC Swaptions
Description	Call/ Put	Counterparty	Expiration Date	Strike	Receive	Pay	Notional Amount (000)#	Value
CDX.NA.HY.33.V1, 12/20/24	Put	BNP Paribas S.A.	06/17/20	$ 95.00	5.00%(Q)	CDX.NA.HY. 33.V1(Q)	5,000	$ (298,041)
CDX.NA.HY.33.V2, 12/20/24	Put	Citibank, N.A.	05/20/20	$ 99.00	5.00%(Q)	CDX.NA.HY. 33.V2(Q)	100,000	(7,299,726)
CDX.NA.HY.33.V2, 12/20/24	Put	BNP Paribas S.A.	06/17/20	$100.00	5.00%(Q)	CDX.NA.HY. 33.V2(Q)	13,500	(1,156,782)
Total Options Written (premiums received $99,170)								$(8,754,549)
Futures contracts outstanding at March 31, 2020:
Number of Contracts	Type	Expiration Date	Current Notional Amount	Value / Unrealized Appreciation (Depreciation)
Long Positions:
1,386	5 Year U.S. Treasury Notes	Jun. 2020	$173,748,101	$ 5,959,878
878	10 Year U.S. Treasury Notes	Jun. 2020	121,767,625	2,599,472
215	10 Year U.S. Ultra Treasury Notes	Jun. 2020	33,546,719	2,093,724
543	30 Year U.S. Ultra Treasury Bonds	Jun. 2020	120,478,125	11,499,311
34	Euro Schatz Index	Jun. 2020	4,206,968	(18,966)
				22,133,419
Short Positions:
2,724	2 Year U.S. Treasury Notes	Jun. 2020	600,322,780	(8,547,199)
60	10 Year Euro-Bund	Jun. 2020	11,415,677	(8,886)
473	20 Year U.S. Treasury Bonds	Jun. 2020	84,696,563	(2,788,137)
				(11,344,222)
				$ 10,789,197
Forward foreign currency exchange contracts outstanding at March 31, 2020:
Purchase Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Foreign Currency Exchange Contracts:
British Pound,
Expiring 04/02/20	Citibank, N.A.	GBP	6,468	$ 7,479,907	$ 8,034,372	$ 554,465	$ —
Expiring 05/05/20	JPMorgan Chase Bank, N.A.	GBP	114	134,481	141,735	7,254	—
Euro,
Expiring 04/02/20	Bank of America, N.A.	EUR	406	455,000	447,982	—	(7,018)
Expiring 04/02/20	Bank of America, N.A.	EUR	345	376,272	380,522	4,250	—
Expiring 04/02/20	Barclays Bank PLC	EUR	36,853	39,727,750	40,647,711	919,961	—
Expiring 04/02/20	Citibank, N.A.	EUR	1,296	1,439,541	1,429,421	—	(10,120)
Expiring 04/02/20	Citibank, N.A.	EUR	1,107	1,216,718	1,221,137	4,419	—
Expiring 04/02/20	Citibank, N.A.	EUR	690	759,902	761,044	1,142	—
Expiring 04/02/20	Citibank, N.A.	EUR	435	494,278	479,762	—	(14,516)
Expiring 04/02/20	Goldman Sachs International	EUR	1,590	1,794,593	1,753,423	—	(41,170)
Expiring 04/02/20	JPMorgan Chase Bank, N.A.	EUR	150	169,967	165,542	—	(4,425)
Expiring 04/02/20	The Toronto-Dominion Bank	EUR	1,270	1,377,004	1,400,396	23,392	—
Expiring 04/02/20	UBS AG	EUR	5,804	6,575,054	6,401,990	—	(173,064)
				$62,000,467	$63,265,037	1,514,883	(250,313)

A21

DIVERSIFIED BOND PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2020 (unaudited)
Forward foreign currency exchange contracts outstanding at March 31, 2020 (continued):
Sale Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Foreign Currency Exchange Contracts:
Australian Dollar,
Expiring 04/17/20	Barclays Bank PLC	AUD	559	$ 384,783	$ 344,095	$ 40,688	$ —
British Pound,
Expiring 04/02/20	Citibank, N.A.	GBP	6,468	8,355,199	8,034,372	320,827	—
Expiring 05/05/20	Citibank, N.A.	GBP	6,468	7,485,735	8,040,380	—	(554,645)
Euro,
Expiring 04/02/20	UBS AG	EUR	48,686	52,808,878	53,699,197	—	(890,319)
Expiring 04/02/20	UBS AG	EUR	1,260	1,370,722	1,389,733	—	(19,011)
Expiring 05/05/20	Barclays Bank PLC	EUR	36,853	39,792,243	40,702,879	—	(910,636)
Expiring 05/05/20	JPMorgan Chase Bank, N.A.	EUR	928	1,024,526	1,024,452	74	—
				$111,222,086	$113,235,108	361,589	(2,374,611)
						$1,876,472	$(2,624,924)
Credit default swap agreements outstanding at March 31, 2020:
Reference Entity/ Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(3)	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Counterparty
OTC Credit Default Swap Agreements on corporate and/or sovereign issues - Buy Protection(1):
Kingdom of Spain	06/20/23	1.000%(Q)	2,100	$ (32,141)	$ (51,964)	$ 19,823	Bank of America, N.A.
Republic of Argentina	06/20/21	5.000%(Q)	905	655,774	389,150	266,624	Morgan Stanley & Co. International PLC
Republic of Argentina	06/20/22	5.000%(Q)	700	511,945	404,250	107,695	Citibank, N.A.
United Mexican States	06/20/23	1.000%(Q)	665	16,707	4,137	12,570	Citibank, N.A.
United Mexican States	06/20/23	1.000%(Q)	655	16,455	10,327	6,128	Citibank, N.A.
United Mexican States	06/20/23	1.000%(Q)	220	5,527	3,884	1,643	Citibank, N.A.
United Mexican States	06/20/23	1.000%(Q)	220	5,527	3,567	1,960	Citibank, N.A.
United Mexican States	06/20/23	1.000%(Q)	215	5,401	1,258	4,143	Citibank, N.A.
United Mexican States	06/20/23	1.000%(Q)	115	2,889	715	2,174	Citibank, N.A.
United Mexican States	12/20/24	1.000%(Q)	160	8,762	1,173	7,589	Citibank, N.A.
United Mexican States	12/20/24	1.000%(Q)	130	7,120	1,141	5,979	Citibank, N.A.
				$1,203,966	$767,638	$436,328

Reference Entity/ Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(3)		Implied Credit Spread at March 31, 2020(4)	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Counterparty
OTC Credit Default Swap Agreements on corporate and/or sovereign issues - Sell Protection(2):
AT&T Inc.	06/20/20	1.000%(Q)		1,000	1.018%	$ 293	$ 5,842	$ (5,549)	BNP Paribas S.A.
Barclays Bank PLC	06/20/20	1.000%(Q)	EUR	1,200	0.439%	2,112	5,815	(3,703)	Citibank, N.A.
Boeing Co.	12/20/21	1.000%(Q)		3,700	4.579%	(213,861)	37,215	(251,076)	Bank of America, N.A.
Bombardier Inc.	06/20/20	5.000%(Q)		500	*	(27,648)	8,087	(35,735)	JPMorgan Chase Bank, N.A.
General Electric Co.	06/20/20	1.000%(Q)		2,340	1.305%	(814)	9,232	(10,046)	Bank of America, N.A.
General Electric Co.	06/20/20	1.000%(Q)		2,240	1.305%	(779)	6,677	(7,456)	Goldman Sachs International
Hellenic Republic	06/20/23	1.000%(Q)		660	1.606%	(12,262)	(64,559)	52,297	Citibank, N.A.
Hellenic Republic	06/20/24	1.000%(Q)		500	1.801%	(15,917)	(108,125)	92,208	Barclays Bank PLC
Hellenic Republic	12/20/25	1.000%(Q)		1,280	2.054%	(70,712)	(231,773)	161,061	Bank of America, N.A.
Kingdom of Saudi Arabia	06/20/24	1.000%(Q)		405	1.538%	(8,760)	1,918	(10,678)	Morgan Stanley & Co. International PLC
A22

DIVERSIFIED BOND PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2020 (unaudited)
Credit default swap agreements outstanding at March 31, 2020 (continued):
Reference Entity/ Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(3)	Implied Credit Spread at March 31, 2020(4)	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Counterparty
OTC Credit Default Swap Agreements on corporate and/or sovereign issues - Sell Protection(2)(cont’d.):
Kingdom of Spain	06/20/23	1.000%(Q)	2,100	0.734%	$ 18,478	$ 31,812	$ (13,334)	Bank of America, N.A.
Petroleos Mexicanos	06/20/23	1.000%(Q)	2,205	8.570%	(445,502)	(49,111)	(396,391)	Credit Suisse International
Petroleos Mexicanos	06/20/23	1.000%(Q)	550	8.570%	(111,123)	(30,406)	(80,717)	Citibank, N.A.
Petroleos Mexicanos	06/20/23	1.000%(Q)	545	8.570%	(110,113)	(36,167)	(73,946)	Citibank, N.A.
Petroleos Mexicanos	06/20/23	1.000%(Q)	185	8.570%	(37,378)	(12,581)	(24,797)	Citibank, N.A.
Petroleos Mexicanos	06/20/23	1.000%(Q)	185	8.570%	(37,378)	(12,353)	(25,025)	Citibank, N.A.
Petroleos Mexicanos	06/20/23	1.000%(Q)	180	8.570%	(36,368)	(9,998)	(26,370)	Citibank, N.A.
Petroleos Mexicanos	06/20/23	1.000%(Q)	90	8.570%	(18,184)	(4,973)	(13,211)	Citibank, N.A.
Petroleos Mexicanos	12/20/24	1.000%(Q)	160	7.933%	(40,432)	(15,715)	(24,717)	Citibank, N.A.
Petroleos Mexicanos	12/20/24	1.000%(Q)	130	7.933%	(32,851)	(12,912)	(19,939)	Citibank, N.A.
Republic of Argentina	06/20/24	5.000%(Q)	905	193.160%	(665,554)	(434,400)	(231,154)	Morgan Stanley & Co. International PLC
Republic of Argentina	06/20/24	5.000%(Q)	700	193.160%	(514,793)	(413,000)	(101,793)	Citibank, N.A.
State of Illinois	06/20/24	1.000%(Q)	580	3.286%	(48,827)	(7,441)	(41,386)	Citibank, N.A.
					$(2,428,373)	$(1,336,916)	$(1,091,457)

Reference Entity/ Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(3)	Value at Trade Date	Value at March 31, 2020	Unrealized Appreciation (Depreciation)
Centrally Cleared Credit Default Swap Agreement on credit indices - Buy Protection(1):
CDX.NA.IG.33.V1	12/20/29	1.000%(Q)	42,125	$(312,244)	$1,390,544	$1,702,788

Reference Entity/ Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(3)	Implied Credit Spread at March 31, 2020(4)	Value at Trade Date	Value at March 31, 2020	Unrealized Appreciation (Depreciation)
Centrally Cleared Credit Default Swap Agreements on credit indices - Sell Protection(2):
CDX.NA.HY.34.V1	06/20/25	5.000%(Q)	5,000	6.548%	$ (285,000)	$(310,641)	$ (25,641)
CDX.NA.IG.33.V1	12/20/24	1.000%(Q)	62,280	1.080%	1,644,721	(205,466)	(1,850,187)
					$1,359,721	$(516,107)	$(1,875,828)

Reference Entity/ Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(3)	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Counterparty
OTC Credit Default Swap Agreement on credit indices - Buy Protection(1):
CMBX.NA.10.AAA	11/17/59	0.500%(M)	6,000	$65,803	$68,926	$(3,123)	Deutsche Bank AG

Reference Entity/ Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(3)	Implied Credit Spread at March 31, 2020(4)	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Counterparty
OTC Credit Default Swap Agreements on credit indices - Sell Protection(2):
CDX.BEIJING 1Y 30% - 100%	12/20/20	0.000%	8,900	*	$(41,007)	$(5,340)	$(35,667)	Citibank, N.A.
A23

DIVERSIFIED BOND PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2020 (unaudited)
Credit default swap agreements outstanding at March 31, 2020 (continued):
Reference Entity/ Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(3)	Implied Credit Spread at March 31, 2020(4)	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Counterparty
OTC Credit Default Swap Agreements on credit indices - Sell Protection(2) (cont’d.):
CMBX.NA.6.AA	05/11/63	1.500%(M)	650	*	$(21,488)	$(2,368)	$(19,120)	Deutsche Bank AG
					$(62,495)	$(7,708)	$(54,787)
The Portfolio entered into credit default swaps (“CDS”) to provide a measure of protection against defaults or to take an active long or short position with respect to the likelihood of a particular issuer’s default or the reference entity’s credit soundness. CDS contracts generally trade based on a spread which represents the cost a protection buyer has to pay the protection seller. The protection buyer is said to be short the credit as the value of the contract rises the more the credit deteriorates. The value of the CDS contract increases for the protection buyer if the spread increases.
(1)	If the Portfolio is a buyer of protection, it pays the fixed rate. When a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and make delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.
(2)	If the Portfolio is a seller of protection, it receives the fixed rate. When a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.
(3)	Notional amount represents the maximum potential amount the Portfolio could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.
(4)	Implied credit spreads, represented in absolute terms, utilized in determining the fair value of credit default swap agreements where the Portfolio is the seller of protection as of the reporting date serve as an indicator of the current status of the payment/ performance risk and represent the likelihood of risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include up-front payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood of risk of default or other credit event occurring as defined under the terms of the agreement.
*	When an implied credit spread is not available, reference the fair value of credit default swap agreements on credit indices and asset-backed securities. Where the Portfolio is the seller of protection, it serves as an indicator of the current status of the payment/performance risk and represents the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the reporting date. Increasing fair value in absolute terms, when compared to the notional amount of the swap, represents a deterioration of the referenced entity’s credit soundness and a greater likelihood of risk of default or other credit event occurring as defined under the terms of the agreement.
Interest rate swap agreements outstanding at March 31, 2020:
Notional Amount (000)#		Termination Date	Fixed Rate	Floating Rate	Value at Trade Date	Value at March 31, 2020	Unrealized Appreciaton (Depreciation)
Centrally Cleared Interest Rate Swap Agreements:
AUD	6,000	02/13/30	1.210%(S)	6 Month BBSW(2)(S)	$ (28)	$ 109,197	$ 109,225
BRL	12,664	01/02/25	5.903%(T)	1 Day BROIS(2)(T)	—	(58,317)	(58,317)
BRL	6,276	01/02/25	6.640%(T)	1 Day BROIS(2)(T)	—	19,531	19,531
BRL	7,043	01/02/25	6.670%(T)	1 Day BROIS(2)(T)	—	24,409	24,409
BRL	18,662	01/02/25	6.670%(T)	1 Day BROIS(2)(T)	—	63,743	63,743
CNH	16,230	06/14/24	2.900%(Q)	7 Day China Fixing Repo Rates(2)(Q)	58	66,924	66,866
CNH	46,000	06/28/24	2.901%(Q)	7 Day China Fixing Repo Rates(2)(Q)	—	188,497	188,497
CNH	16,400	09/19/24	2.940%(Q)	7 Day China Fixing Repo Rates(2)(Q)	(15)	73,706	73,721
CNH	15,700	10/10/24	2.860%(Q)	7 Day China Fixing Repo Rates(2)(Q)	(10)	65,222	65,232
COP	3,909,000	02/18/25	4.505%(Q)	1 Day COOIS(2)(Q)	—	(4,246)	(4,246)
COP	6,724,755	02/21/25	4.565%(Q)	1 Day COOIS(2)(Q)	—	(3,038)	(3,038)
A24

DIVERSIFIED BOND PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2020 (unaudited)
Interest rate swap agreements outstanding at March 31, 2020 (continued):
Notional Amount (000)#		Termination Date	Fixed Rate	Floating Rate	Value at Trade Date	Value at March 31, 2020	Unrealized Appreciaton (Depreciation)
Centrally Cleared Interest Rate Swap Agreements (cont’d.):
COP	2,761,000	02/18/30	5.072%(Q)	1 Day COOIS(2)(Q)	$ —	$ (25,239)	$ (25,239)
COP	1,932,000	02/18/30	5.081%(Q)	1 Day COOIS(2)(Q)	—	(17,308)	(17,308)
COP	4,156,000	02/24/30	5.078%(Q)	1 Day COOIS(2)(Q)	—	(37,775)	(37,775)
EUR	7,065	05/11/21	(0.300)%(A)	1 Day EONIA(1)(A)	(6,014)	(26,211)	(20,197)
EUR	8,125	05/11/22	(0.250)%(A)	1 Day EONIA(1)(A)	(5,161)	(62,878)	(57,717)
EUR	4,650	05/11/23	(0.100)%(A)	1 Day EONIA(1)(A)	(26,137)	(78,752)	(52,615)
EUR	3,980	05/11/24	0.050%(A)	1 Day EONIA(1)(A)	(61,623)	(113,677)	(52,054)
EUR	2,110	05/11/25	0.100%(A)	1 Day EONIA(1)(A)	(12,404)	(75,029)	(62,625)
EUR	3,815	05/11/26	0.250%(A)	1 Day EONIA(1)(A)	(62,921)	(192,176)	(129,255)
EUR	1,240	05/11/36	0.950%(A)	1 Day EONIA(1)(A)	(23,480)	(226,348)	(202,868)
GBP	977	10/22/28	0.680%(A)	1 Day SONIA(1)(A)	—	(40,710)	(40,710)
GBP	2,100	05/08/30	1.100%(A)	1 Day SONIA(1)(A)	(145,549)	(217,378)	(71,829)
GBP	230	05/08/34	1.200%(A)	1 Day SONIA(1)(A)	(9,088)	(35,513)	(26,425)
HUF	99,000	02/13/30	1.595%(A)	6 Month BUBOR(2)(S)	—	1,512	1,512
HUF	1,548,000	02/14/30	1.605%(A)	6 Month BUBOR(2)(S)	—	27,229	27,229
HUF	432,000	02/18/30	1.803%(A)	6 Month BUBOR(2)(S)	—	31,649	31,649
JPY	2,215,030	12/17/20	0.015%(S)	6 Month JPY LIBOR(1)(S)	—	(4,862)	(4,862)
NZD	2,100	02/14/30	1.523%(S)	3 Month BBR(2)(Q)	—	71,363	71,363
	65,680	04/25/20	2.328%(A)	1 Day USOIS(2)(A)	(1,064)	398,411	399,475
	31,050	03/16/21	0.109%(T)	1 Day USOIS(1)(T)	—	(9,297)	(9,297)
	24,116	03/31/21	2.173%(A)	1 Day USOIS(2)(A)	(8,487)	514,787	523,274
	32,542	06/09/21	0.395%(A)	1 Day USOIS(1)(A)	—	(111,444)	(111,444)
	74,985	06/15/21	1.830%(S)	3 Month LIBOR(2)(Q)	—	1,625,919	1,625,919
	47,400	09/12/21	0.260%(A)	1 Day USOIS(1)(A)	—	(123,470)	(123,470)
	65,004	09/15/21	1.381%(S)	3 Month LIBOR(2)(Q)	(104,376)	926,412	1,030,788
	78,515	09/15/21	1.480%(S)	3 Month LIBOR(2)(Q)	74,757	1,230,981	1,156,224
	88,215	09/15/21	1.604%(S)	3 Month LIBOR(2)(Q)	248,337	1,504,089	1,255,752
	31,850	03/10/22	0.330%(A)	1 Day USOIS(1)(A)	—	(139,245)	(139,245)
	5,260	05/31/22	2.353%(A)	1 Day USOIS(1)(A)	—	(282,216)	(282,216)
	4,490	09/27/22	2.360%(A)	1 Day USOIS(1)(A)	53	(276,367)	(276,420)
	26,791	01/31/26	2.269%(A)	1 Day USOIS(1)(A)	(78,239)	(3,194,281)	(3,116,042)
	6,705	03/12/26	2.290%(A)	1 Day USOIS(1)(A)	138	(815,149)	(815,287)
	12,223	04/30/26	1.876%(S)	3 Month LIBOR(1)(Q)	(50,764)	(1,026,077)	(975,313)
	15,934	02/15/27	1.824%(A)	1 Day USOIS(1)(A)	211,226	(1,666,535)	(1,877,761)
	6,555	02/15/27	1.899%(A)	1 Day USOIS(1)(A)	7,830	(720,243)	(728,073)
	7,480	02/15/27	2.067%(A)	1 Day USOIS(1)(A)	(5,086)	(910,847)	(905,761)
	3,295	05/15/27	1.823%(A)	1 Day USOIS(1)(A)	—	(350,261)	(350,261)
	16,008	08/15/28	2.579%(A)	1 Day USOIS(1)(A)	(241,841)	(3,035,623)	(2,793,782)
	9,330	08/15/28	2.835%(S)	3 Month LIBOR(1)(Q)	(40,174)	(1,692,838)	(1,652,664)
	3,100	02/14/30	1.382%(A)	1 Day USOIS(1)(A)	—	(287,004)	(287,004)
	2,905	02/15/42	1.369%(A)	1 Day USOIS(1)(A)	203	(457,117)	(457,320)
	580	11/15/43	2.659%(S)	3 Month LIBOR(1)(Q)	—	(233,319)	(233,319)
	7,169	11/15/45	0.508%(A)	1 Day USOIS(1)(A)	19,334	226,475	207,141
	1,415	11/15/45	0.553%(A)	1 Day USOIS(1)(A)	—	29,427	29,427
	515	11/15/45	1.044%(A)	1 Day USOIS(1)(A)	—	(49,722)	(49,722)
	1,835	09/27/46	1.380%(A)	1 Day USOIS(1)(A)	183	(338,797)	(338,980)
	1,100	04/09/48	2.545%(S)	3 Month LIBOR(1)(Q)	—	(478,340)	(478,340)
	1,020	05/08/48	2.627%(S)	3 Month LIBOR(1)(Q)	—	(466,278)	(466,278)
	480	03/13/50	0.530%(A)	1 Day USOIS(1)(A)	—	15,410	15,410
ZAR	27,400	02/11/30	7.481%(Q)	3 Month JIBAR(2)(Q)	(1,267)	(120,875)	(119,608)
ZAR	36,800	02/28/30	7.500%(Q)	3 Month JIBAR(2)(Q)	(11,601)	(156,841)	(145,240)
ZAR	19,800	03/02/30	7.625%(Q)	3 Month JIBAR(2)(Q)	564	(77,954)	(78,518)
ZAR	22,200	03/12/30	7.840%(Q)	3 Month JIBAR(2)(Q)	(211)	(68,860)	(68,649)
ZAR	14,700	03/12/30	7.900%(Q)	3 Month JIBAR(2)(Q)	(145)	(42,003)	(41,858)
ZAR	58,300	03/18/30	10.650%(Q)	3 Month JIBAR(2)(Q)	—	(75,877)	(75,877)
A25

DIVERSIFIED BOND PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2020 (unaudited)
Interest rate swap agreements outstanding at March 31, 2020 (continued):
Notional Amount (000)#		Termination Date	Fixed Rate	Floating Rate	Value at Trade Date	Value at March 31, 2020	Unrealized Appreciaton (Depreciation)
Centrally Cleared Interest Rate Swap Agreements (cont’d.):
ZAR	6,400	03/27/30	9.150%(Q)	3 Month JIBAR(2)(Q)	$ (139)	$ 14,287	$ 14,426
					$(333,141)	$(11,197,157)	$(10,864,016)

(1)	The Portfolio pays the fixed rate and receives the floating rate.
(2)	The Portfolio pays the floating rate and receives the fixed rate.

Total return swap agreements outstanding at March 31, 2020:
Reference Entity	Financing Rate	Counterparty	Termination Date	Long (Short) Notional Amount (000)#(1)	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)(2)
OTC Total Return Swap Agreement:
IOS.FN30.450.10(M)	1 Month LIBOR(M)	Credit Suisse International	1/12/41	1,280	$(32,862)	$(3,909)	$(28,953)

(1)	On a long total return swap, the Portfolio receives payments for any positive return on the reference entity (makes payments for any negative return) and pays the financing rate. On a short total return swap, the Portfolio makes payments for any positive return on the reference entity (receives payments for any negative return) and receives the financing rate.
(2)	Upfront/recurring fees or commissions, as applicable, are included in the net unrealized appreciation (depreciation).
Other information regarding the Portfolio is available in the Portfolio’s most recent Report to Shareholders. This information is available on the Securities and Exchange Commission’s website (www.sec.gov).
A26